UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Fidelity Advisor® Global Balanced Fund - Class A, Class T, Class B and Class C Annual Report October 31, 2015 Class A, Class T, Class B and Class C are classes of Fidelity® Global Balanced Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.15)%	3.66%	5.14%
Class T (incl. 3.50% sales charge)	(5.24)%	3.88%	5.21%
Class B (incl. contingent deferred sales charge)	(6.89)%	3.73%	5.21%
Class C (incl. contingent deferred sales charge)	(3.25)%	4.06%	5.22%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class A on October 31, 2005, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$16,512	Fidelity Advisor® Global Balanced Fund - Class A
$18,279	MSCI World Index

Management's Discussion of Fund Performance

Market Recap:  Following a tough time in August and September wherein a collapse in commodities prices hurt resources-related sectors and geographies, global equities rebounded in October to finish flat for the year ending October 31, 2015. The MSCI ACWI (All Country World Index) Index returned 0.35% for the period. Among market sectors, energy (-22%) and materials (-12%) declined sharply, whereas consumer discretionary (+13%) saw a gain driven largely by demand in the U.S. (+5%). Commodity prices and producers remained under pressure, largely from economic deceleration in China (-1%), a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. For example, the emerging-markets (EM) group returned -15% this period. Canada, a significant energy producer, returned -17%. Net energy consumer Japan (+9%) proved the best-performing region by far. In fixed income, the Barclays® Global Aggregate GDP Weighted Index returned -3.85% for the year, despite a modest gain from the U.S., the world’s largest bond market. Investors continued to seek safe haven in U.S. bonds amid economic weakness throughout much of Europe and parts of Asia. EM and Canadian debt roughly paralleled equity underperformance.

Comments from Ruben Calderon and Geoff Stein, Lead Portfolio Manager and Co-Portfolio Manager, respectively, for the period under review:  For the year, the fund’s share classes turned in low single-digit negative results (excluding sales charges, if applicable), underperforming the 0.08% return of the Fidelity Global Balanced Composite Index℠. The fund underperformed its Composite benchmark due to unfavorable asset allocation across and security selection within its underlying subportfolios. Negative results from the fund’s positioning among investment-grade bonds and a stake in a Europe equity exchange-traded fund (ETF) offset the benefit of underweighting poor-performing Canada. Among the individual subportfolios, the biggest drag came from the U.S. and Japan equity subportfolios. Within the U.S., the subportfolio’s positioning in the pharmaceuticals, biotechnology & life sciences group within the health care sector hampered the sleeve’s performance versus its benchmark the most. Stock picking was the primary reason for the underperformance of the Japan subportfolio, particularly among telecommunication services, information technology and materials names. Conversely, the Europe equity subportfolio was by far the biggest contributor to the fund’s relative performance.

Note to Shareholders: Effective December 7, 2015, Geoff Stein became Lead Portfolio Manager of the fund, replacing Ruben Calderon.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
United States of America*	42.9%
Japan	15.6%
United Kingdom	7.6%
France	4.0%
Italy	3.9%
Germany	3.7%
Ireland	3.1%
Netherlands	2.5%
Spain	2.3%
Other	14.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	58.8
Bonds	32.7	31.9
Convertible Securities	0.3	0.5
Other Investments	1.8	1.8
Short-Term Investments and Net Other Assets (Liabilities)	6.4	7.0

Top Five Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.9	0.4
Adobe Systems, Inc. (United States of America)	1.8	1.6
Exxon Mobil Corp. (United States of America)	1.1	0.0
Facebook, Inc. Class A (United States of America)	1.0	0.8
MasterCard, Inc. Class A (United States of America)	1.0	0.7
	6.8

Top Five Bond Issuers as of October 31, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	6.1	5.4
U.S. Treasury Obligations	3.9	0.5
Buoni del Tesoro Poliennali	2.7	2.8
Spanish Kingdom	2.4	1.8
French Government	1.7	1.6
	16.8

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	18.8
Information Technology	13.2	9.6
Consumer Discretionary	10.2	8.7
Health Care	8.8	11.8
Industrials	7.0	7.3
Consumer Staples	3.8	6.0
Energy	3.1	3.8
Materials	2.9	2.0
Telecommunication Services	1.2	1.2
Utilities	0.9	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 58.8%
		Shares	Value
Australia - 0.9%
AMP Ltd.		65,094	$264,009
Ardent Leisure Group unit		87,172	172,264
Australia & New Zealand Banking Group Ltd.		12,244	236,803
Bellamy's Australia Ltd.		13,987	79,755
BHP Billiton Ltd.		16,445	269,710
BlueScope Steel Ltd.		51,343	161,811
Cimic Group Ltd.		8,345	163,589
Coca-Cola Amatil Ltd.		32,162	208,128
Commonwealth Bank of Australia		13,109	711,792
Computershare Ltd.		26,042	199,598
CSL Ltd.		3,415	226,996
John Fairfax Holdings Ltd.		276,966	185,239
Lend Lease Group unit		23,094	212,407
Macquarie Group Ltd.		6,316	382,427
Myer Holdings Ltd.		196,458	133,576
Pact Group Holdings Ltd.		38,465	139,575
QBE Insurance Group Ltd.		30,912	289,359
Sims Metal Management Ltd.		29,884	207,935
Slater & Gordon Ltd.		27,547	53,836
Suncorp Group Ltd.		23,242	215,908
Sunland Group Ltd.		71,481	80,561
Sydney Airport unit		82,558	377,299
Transpacific Industries Group Ltd.		124,235	59,732

TOTAL AUSTRALIA			5,032,309

Austria - 0.3%
Andritz AG		17,100	861,224
Erste Group Bank AG (a)		29,900	876,897

TOTAL AUSTRIA			1,738,121

Bailiwick of Jersey - 0.9%
Randgold Resources Ltd.		502	33,668
Shire PLC		37,800	2,862,627
Wolseley PLC		16,369	961,046
WPP PLC		42,100	943,749

TOTAL BAILIWICK OF JERSEY			4,801,090

Bermuda - 0.5%
China Everbright Water Ltd. (a)		62,300	31,503
DVN Holdings Ltd. (a)		398,000	67,091
Signet Jewelers Ltd.		7,500	1,132,050
Vostok Emerging Finance Ltd. (depository receipt) (a)		395,886	111,210
Vostok New Ventures Ltd. SDR (a)		237,861	1,517,335

TOTAL BERMUDA			2,859,189

Canada - 1.2%
AGF Management Ltd. Class B (non-vtg.)		700	2,907
Agnico Eagle Mines Ltd. (Canada)		1,550	43,812
Agrium, Inc.		750	69,775
AGT Food & Ingredients, Inc.		540	12,071
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,530	108,835
Allied Properties (REIT)		1,560	42,806
ARC Resources Ltd.		3,840	56,619
AutoCanada, Inc.		500	12,114
Avigilon Corp. (a)		1,020	11,443
Bank of Nova Scotia		1,700	79,943
Canadian National Railway Co.		4,970	303,574
Canadian Natural Resources Ltd.		810	18,782
Canadian Pacific Railway Ltd.		15,300	2,150,027
CCL Industries, Inc. Class B		320	45,335
Cenovus Energy, Inc.		1,100	16,387
CGI Group, Inc. Class A (sub. vtg.) (a)		1,340	49,773
CI Financial Corp.		590	14,078
Constellation Software, Inc.		130	56,172
Eldorado Gold Corp.		7,180	25,094
Enbridge, Inc.		5,160	220,551
Fairfax Financial Holdings Ltd. (sub. vtg.)		160	78,791
George Weston Ltd.		1,250	105,269
Gildan Activewear, Inc.		1,630	46,858
Goldcorp, Inc.		1,300	16,633
H&R REIT/H&R Finance Trust		2,250	36,100
Hydro One Ltd. (a)		800	12,542
Imperial Oil Ltd.		3,420	113,799
Intact Financial Corp.		1,600	114,273
Jean Coutu Group, Inc. Class A (sub. vtg.)		3,370	51,364
Keyera Corp.		1,826	56,347
Labrador Iron Ore Royalty Corp.		1,040	12,097
Lundin Mining Corp. (a)		8,250	27,824
Metro, Inc. Class A (sub. vtg.)		1,100	31,454
National Bank of Canada		2,630	87,110
North West Co., Inc.		1,990	44,134
Novadaq Technologies, Inc. (a)		510	6,416
Open Text Corp.		990	45,889
Painted Pony Petroleum Ltd. (a)		3,550	12,108
Paramount Resources Ltd. Class A (a)		1,650	16,694
Parkland Fuel Corp.		1,510	26,271
Pason Systems, Inc.		1,950	28,692
Peyto Exploration & Development Corp.		1,560	32,212
Potash Corp. of Saskatchewan, Inc.		2,000	40,502
Power Corp. of Canada (sub. vtg.)		4,860	109,235
PrairieSky Royalty Ltd.		1,650	32,468
Quebecor, Inc. Class B (sub. vtg.)		1,330	31,317
Raging River Exploration, Inc. (a)		3,260	20,693
Rogers Communications, Inc. Class B (non-vtg.)		4,720	187,811
RONA, Inc.		3,170	33,092
Royal Bank of Canada		7,720	441,438
Silver Wheaton Corp.		3,120	42,400
Spartan Energy Corp. (a)		10,680	19,521
Stantec, Inc.		1,550	38,904
Stella-Jones, Inc.		650	23,920
Sun Life Financial, Inc.		6,080	205,054
Suncor Energy, Inc.		9,412	280,071
Tahoe Resources, Inc.		2,380	19,876
Teck Resources Ltd. Class B (sub. vtg.)		930	5,448
TELUS Corp.		5,820	194,237
The Toronto-Dominion Bank		10,080	413,807
Torex Gold Resources, Inc. (a)		18,770	17,800
TransForce, Inc.		1,570	30,713
Valeant Pharmaceuticals International, Inc. (Canada) (a)		800	74,665
West Fraser Timber Co. Ltd.		1,100	38,924
WestJet Airlines Ltd.		1,820	33,683
Whitecap Resources, Inc.		4,510	40,044
Winpak Ltd.		640	19,338
ZCL Composites, Inc.		4,540	21,526

TOTAL CANADA			6,759,462

Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)		21,000	1,760,430
Baidu.com, Inc. sponsored ADR (a)		1,900	356,193
CK Hutchison Holdings Ltd.		21,500	294,410
Tencent Holdings Ltd.		10,300	194,149
Uni-President China Holdings Ltd.		113,000	92,550

TOTAL CAYMAN ISLANDS			2,697,732

China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		38,500	216,110
Denmark - 1.2%
Carlsberg A/S Series B		15,200	1,246,058
DSV de Sammensluttede Vognmaend A/S		25,600	1,037,988
Novo Nordisk A/S Series B		14,000	743,449
Novozymes A/S Series B		42,400	1,966,103
William Demant Holding A/S (a)		19,100	1,658,702

TOTAL DENMARK			6,652,300

Finland - 0.4%
Amer Group PLC (A Shares)		30,700	861,536
Huhtamaki Oyj		22,670	800,223
Valmet Corp.		69,200	729,759

TOTAL FINLAND			2,391,518

France - 2.5%
Bollore Group		213,140	1,055,176
Christian Dior SA		7,205	1,419,005
Eurazeo SA		12,800	901,959
Havas SA		179,700	1,559,120
Publicis Groupe SA		14,324	930,277
Sanofi SA		24,301	2,451,384
Total SA		91,800	4,439,341
Wendel SA		8,300	996,222

TOTAL FRANCE			13,752,484

Germany - 1.3%
adidas AG		13,000	1,165,040
Bayer AG		7,400	987,475
Brenntag AG		21,200	1,281,026
CompuGroup Medical AG		20,100	592,359
Fresenius SE & Co. KGaA		15,100	1,109,584
GEA Group AG		20,857	836,339
LEG Immobilien AG		16,515	1,317,560

TOTAL GERMANY			7,289,383

Hong Kong - 0.4%
AIA Group Ltd.		165,400	969,795
Hang Seng Bank Ltd.		12,700	232,992
Lenovo Group Ltd.		100,000	92,914
New World Development Co. Ltd.		166,000	177,057
Power Assets Holdings Ltd.		17,000	169,089
SJM Holdings Ltd.		229,000	190,109
Techtronic Industries Co. Ltd.		70,000	255,897

TOTAL HONG KONG			2,087,853

Ireland - 1.1%
Alkermes PLC (a)		45,400	3,265,168
Cairn Homes PLC (a)		5,000	5,553
DCC PLC (United Kingdom)		13,000	1,043,124
James Hardie Industries PLC CDI		20,454	264,779
Prothena Corp. PLC (a)		3,000	154,530
Ryanair Holdings PLC sponsored ADR		8,482	663,208
United Drug PLC (United Kingdom)		105,417	772,252

TOTAL IRELAND			6,168,614

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,304,398
Playtech Ltd.		109,243	1,441,581

TOTAL ISLE OF MAN			2,745,979

Israel - 0.2%
Sarine Technologies Ltd.		168,900	187,736
Teva Pharmaceutical Industries Ltd. sponsored ADR		15,360	909,158

TOTAL ISRAEL			1,096,894

Italy - 0.2%
Mediolanum SpA		138,200	1,126,870
Mediolanum SpA rights		138,200	8

TOTAL ITALY			1,126,878

Japan - 6.1%
AEON Financial Service Co. Ltd.		46,800	1,169,324
Asahi Group Holdings		17,900	552,147
Asahi Kasei Corp.		55,000	337,515
Bridgestone Corp.		23,000	843,431
Casio Computer Co. Ltd.		17,400	327,805
Dai-ichi Mutual Life Insurance Co.		41,700	721,380
Daikin Industries Ltd.		13,500	867,388
Fuji Heavy Industries Ltd.		26,700	1,032,586
Hitachi Metals Ltd.		88,000	996,675
Hoya Corp.		42,100	1,737,331
Kubota Corp.		62,000	961,091
LIXIL Group Corp.		52,500	1,124,027
Mitsubishi Heavy Industries Ltd.		71,000	357,945
NEC Corp.		438,000	1,351,222
Nihon Kohden Corp.		28,100	547,044
Nihon Parkerizing Co. Ltd.		19,400	172,568
Nintendo Co. Ltd.		6,000	959,200
Nippon Ceramic Co. Ltd.		5,300	77,991
Nippon Shinyaku Co. Ltd.		22,000	860,165
Nitto Denko Corp.		8,900	570,708
NTT DOCOMO, Inc.		35,600	693,327
ORIX Corp.		128,600	1,878,046
Panasonic Corp.		106,200	1,246,018
Rakuten, Inc.		43,600	603,999
ROHM Co. Ltd.		22,900	1,131,984
Shimamura Co. Ltd.		4,600	516,632
SoftBank Corp.		30,400	1,703,249
Stanley Electric Co. Ltd.		17,200	328,530
Sumitomo Mitsui Financial Group, Inc.		40,500	1,615,694
Sumitomo Mitsui Trust Holdings, Inc.		221,000	848,320
T&D Holdings, Inc.		37,900	498,033
Temp Holdings Co., Ltd.		31,900	476,262
THK Co. Ltd.		18,300	344,729
Tokyo Electron Ltd.		13,400	803,717
Toray Industries, Inc.		109,000	950,938
Tosoh Corp.		196,000	995,434
Toyota Motor Corp.		21,400	1,311,059
Tsuruha Holdings, Inc.		7,400	586,258
Yahoo! Japan Corp.		172,900	733,290
Yamaha Motor Co. Ltd.		44,200	991,073

TOTAL JAPAN			33,824,135

Luxembourg - 0.0%
Samsonite International SA		44,100	130,238
Netherlands - 1.1%
LyondellBasell Industries NV Class A		51,000	4,738,410
RELX NV		73,012	1,248,473

TOTAL NETHERLANDS			5,986,883

New Zealand - 0.0%
Chorus Ltd. (a)		7,868	15,158
Singapore - 0.2%
Avago Technologies Ltd.		8,000	985,040
CapitaLand Ltd.		15,200	33,530
Jardine Cycle & Carriage Ltd.		3,100	71,774
Rex International Holdings Ltd. (a)		584,600	62,974
Singapore Exchange Ltd.		11,300	59,454

TOTAL SINGAPORE			1,212,772

South Africa - 0.2%
Naspers Ltd. Class N		7,500	1,098,526
Spain - 0.5%
Amadeus IT Holding SA Class A		30,700	1,308,509
Red Electrica Corporacion SA		13,000	1,146,495

TOTAL SPAIN			2,455,004

Sweden - 2.7%
Elekta AB (B Shares)		181,498	1,403,157
Getinge AB (B Shares)		104,400	2,613,803
H&M Hennes & Mauritz AB (B Shares)		43,233	1,681,541
Hemfosa Fastigheter AB		81,100	880,433
Indutrade AB		22,700	1,084,046
Kungsleden AB		123,395	924,356
Lundbergfoeretagen AB		6,000	305,985
Nordea Bank AB		117,800	1,302,983
Pandox AB (a)		67,200	1,099,608
Sandvik AB		145,900	1,364,469
Svenska Cellulosa AB (SCA) (B Shares)		48,800	1,437,354
Svenska Handelsbanken AB (A Shares)		50,000	679,074

TOTAL SWEDEN			14,776,809

Switzerland - 0.7%
ACE Ltd.		11,000	1,248,940
Credit Suisse Group AG (b)(c)		47,144	1,085,058
Julius Baer Group Ltd.		24,690	1,224,192

TOTAL SWITZERLAND			3,558,190

United Kingdom - 5.2%
Aberdeen Asset Management PLC		195,543	1,045,124
Aldermore Group PLC		171,500	697,446
Ashmore Group PLC (d)		118,100	491,570
Babcock International Group PLC		82,930	1,232,425
Big Yellow Group PLC		90,600	1,047,517
British American Tobacco PLC (United Kingdom)		500	29,705
Bunzl PLC		42,285	1,211,818
Compass Group PLC		78,535	1,350,088
Dechra Pharmaceuticals PLC		48,300	721,883
Diploma PLC		80,200	793,127
Essentra PLC		83,728	1,086,812
Imperial Tobacco Group PLC		23,000	1,240,633
International Personal Finance PLC		243,800	1,390,992
ITV PLC		221,800	863,023
LivaNova PLC (a)		10,992	728,550
Lloyds Banking Group PLC		1,377,200	1,563,139
London Stock Exchange Group PLC		25,045	982,609
Micro Focus International PLC		38,100	737,711
Prudential PLC		70,621	1,649,459
Rolls-Royce Group PLC		92,816	981,484
Schroders PLC		22,236	1,022,543
Senior Engineering Group PLC		209,300	731,786
Shawbrook Group Ltd.		148,213	775,250
St. James's Place Capital PLC		36,920	548,954
Standard Chartered PLC:
(Hong Kong)		16,600	182,470
(United Kingdom)		233,275	2,594,275
Unite Group PLC		103,200	1,057,969
Virgin Money Holdings Uk PLC		71,900	429,842
William Hill PLC		363,649	1,774,344

TOTAL UNITED KINGDOM			28,962,548

United States of America - 30.0%
Adobe Systems, Inc. (a)		110,700	9,814,662
Alaska Air Group, Inc.		21,200	1,616,500
Alnylam Pharmaceuticals, Inc. (a)		1,726	148,350
Alphabet, Inc. Class A (a)		13,900	10,249,724
Amazon.com, Inc. (a)		8,500	5,320,150
American Tower Corp.		35,000	3,578,050
Amgen, Inc.		2,000	316,360
Amphenol Corp. Class A		8,700	471,714
ANSYS, Inc. (a)		12,000	1,143,720
Apple, Inc.		42,000	5,019,000
AutoZone, Inc. (a)		5,700	4,471,137
Black Stone Minerals LP		1,370	18,810
bluebird bio, Inc. (a)		5,100	393,363
Bristol-Myers Squibb Co.		33,900	2,235,705
Capital One Financial Corp.		29,000	2,288,100
Chevron Corp.		46,000	4,180,480
Chimerix, Inc. (a)		4,100	160,638
Cognizant Technology Solutions Corp. Class A (a)		38,000	2,588,180
Constellation Brands, Inc. Class A (sub. vtg.)		7,000	943,600
Costco Wholesale Corp.		9,500	1,502,140
CVS Health Corp.		18,500	1,827,430
Discover Financial Services		44,000	2,473,680
Dyax Corp. (a)		4,000	110,120
Dynegy, Inc. (a)		101,900	1,979,917
E*TRADE Financial Corp. (a)		77,800	2,218,078
Edwards Lifesciences Corp. (a)		1,500	235,725
Electronic Arts, Inc. (a)		17,000	1,225,190
Estee Lauder Companies, Inc. Class A		35,600	2,864,376
Exxon Mobil Corp.		73,000	6,040,020
Facebook, Inc. Class A (a)		52,800	5,384,016
Freeport-McMoRan, Inc.		1,020	12,005
Gibraltar Industries, Inc. (a)		4,000	101,280
Home Depot, Inc.		8,700	1,075,668
Illumina, Inc. (a)		3,662	524,691
Intercept Pharmaceuticals, Inc. (a)		11,000	1,729,200
Isis Pharmaceuticals, Inc. (a)		8,400	404,460
JPMorgan Chase & Co.		61,500	3,951,375
L Brands, Inc.		10,000	959,800
Las Vegas Sands Corp.		39,000	1,930,890
Level 3 Communications, Inc. (a)		29,000	1,477,550
lululemon athletica, Inc. (a)		11,900	585,123
MasterCard, Inc. Class A		53,800	5,325,662
McGraw Hill Financial, Inc.		19,900	1,843,536
Mead Johnson Nutrition Co. Class A		280	22,960
Medivation, Inc. (a)		77,000	3,238,620
Microsoft Corp.		72,000	3,790,080
Monsanto Co.		100	9,322
Moody's Corp.		2,000	192,320
Netflix, Inc. (a)		4,700	509,386
Neurocrine Biosciences, Inc. (a)		51,000	2,503,590
NIKE, Inc. Class B		18,600	2,437,158
Norfolk Southern Corp.		19,000	1,520,570
O'Reilly Automotive, Inc. (a)		8,600	2,375,836
PayPal Holdings, Inc. (a)		112,000	4,033,120
Post Holdings, Inc. (a)		37,200	2,390,844
Prestige Brands Holdings, Inc. (a)		86,500	4,239,365
Priceline Group, Inc. (a)		200	290,848
Proto Labs, Inc. (a)		5,000	324,200
Reynolds American, Inc.		74,000	3,575,680
Salesforce.com, Inc. (a)		16,300	1,266,673
SBA Communications Corp. Class A (a)		3,000	357,060
ServiceMaster Global Holdings, Inc. (a)		25,000	891,250
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,000	187,200
Snap-On, Inc.		11,500	1,907,735
Spirit Airlines, Inc. (a)		31,300	1,161,856
Starbucks Corp.		8,000	500,560
The Cooper Companies, Inc.		16,500	2,513,940
The Walt Disney Co.		13,900	1,580,986
TJX Companies, Inc.		13,000	951,470
Total System Services, Inc.		7,000	367,150
Twitter, Inc. (a)		9,000	256,140
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		10,500	1,826,580
Ultragenyx Pharmaceutical, Inc. (a)		4,900	486,815
Union Pacific Corp.		40,000	3,574,000
UnitedHealth Group, Inc.		28,900	3,403,842
Visa, Inc. Class A		56,000	4,344,480
WageWorks, Inc. (a)		12,800	614,656
Wells Fargo & Co.		49,000	2,652,860
Workday, Inc. Class A (a)		8,000	631,760
Zebra Technologies Corp. Class A (a)		52,000	3,998,800

TOTAL UNITED STATES OF AMERICA			165,669,887

TOTAL COMMON STOCKS
(Cost $296,371,942)			325,106,066

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
American Tower Corp. 5.50%		12,900	1,348,050
Dynegy, Inc. 5.375%		2,500	181,950
			1,530,000
Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC		8,604,043	13,264
TOTAL PREFERRED STOCKS
(Cost $1,553,245)			1,543,264

Investment Companies - 1.3%
United States of America - 1.3%
iShares Barclays TIPS Bond ETF		22,000	2,441,120
iShares Lehman 7-10 Year Treasury Bond ETF (d)		25,800	2,761,116
iShares S&P 100 Index ETF		21,500	1,995,845
TOTAL UNITED STATES OF AMERICA
(Cost $7,183,533)			7,198,081
		Principal Amount(e)	Value

Nonconvertible Bonds - 8.1%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	477,310
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	303,301

TOTAL AUSTRALIA			780,611

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	787,041
4.7201% 7/31/18 (Reg. S)	GBP	600,000	968,794

TOTAL BAILIWICK OF JERSEY			1,755,835

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	420,798
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	253,868
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	175,089	272,267
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	207,155

TOTAL CAYMAN ISLANDS			479,422

France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	373,678
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	354,716
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	589,465
EDF SA 4.625% 9/11/24	EUR	150,000	207,396
HSBC SFH France SA 2% 10/16/23	EUR	800,000	970,692
Iliad SA 4.875% 6/1/16	EUR	500,000	561,749

TOTAL FRANCE			3,057,696

Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,542,158
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	625,140
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	242,806
Volkswagen Leasing GmbH 2.625% 1/15/24 (Reg. S)	EUR	500,000	559,813

TOTAL GERMANY			2,969,917

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	413,413
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	180,707
GE Capital International Funding Co. 0.964% 4/15/16 (f)		284,000	283,944

TOTAL IRELAND			464,651

Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	683,236
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,430
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	453,021
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,793

TOTAL KOREA (SOUTH)			1,081,388

Luxembourg - 0.0%
Actavis Funding SCS 3% 3/12/20		250,000	251,338
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	582,246
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	464,399
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	355,914
5% 10/2/23 (f)		450,000	465,386
Heineken NV 1.4% 10/1/17 (f)		550,000	550,246
LYB International Finance BV 4.875% 3/15/44		500,000	481,097
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	650,162
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	397,558
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	173,157

TOTAL NETHERLANDS			4,120,165

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,243
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,952
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,293

TOTAL SINGAPORE			688,245

Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (g)	EUR	441,000	504,421
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (g)	EUR	300,000	364,997
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	294,750
United Kingdom - 1.1%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	600,829
6.75% 1/16/23 (g)	GBP	300,000	495,643
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,274
Channel Link Enterprises Finance PLC 3.299% 6/30/50 (g)	EUR	950,000	1,036,831
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	188,265
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	198,592
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	426,604
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	649,682
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	618,301
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	472,007
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	424,601
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	113,460
Tesco PLC 5.875% 9/12/16	EUR	100,000	114,713
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	235,190
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	257,965

TOTAL UNITED KINGDOM			6,036,957

United States of America - 3.5%
Altria Group, Inc.:
2.85% 8/9/22		500,000	492,629
9.25% 8/6/19		134,000	165,376
American Express Co. 1.55% 5/22/18		550,000	547,985
American International Group, Inc. 5% 4/26/23	GBP	200,000	346,002
AutoZone, Inc. 3.125% 7/15/23		400,000	394,996
Bank of America Corp. 4.2% 8/26/24		950,000	955,584
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	552,407
4.15% 4/1/45		150,000	141,235
Chevron Corp.:
2.427% 6/24/20		200,000	203,683
3.191% 6/24/23		300,000	306,809
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,266,810
4.5% 1/14/22		150,000	162,283
CME Group, Inc. 3% 3/15/25		300,000	298,415
Comcast Corp. 3.6% 3/1/24		350,000	367,385
General Electric Co.:
4.5% 3/11/44		650,000	676,147
5.25% 12/6/17		550,000	593,723
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	214,375
H.J. Heinz Co. 5.2% 7/15/45 (f)		250,000	263,705
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	351,314
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,229,827
Marsh & McLennan Companies, Inc. 2.35% 9/10/19		900,000	903,083
Medtronic, Inc.:
3.5% 3/15/25		700,000	717,104
4.375% 3/15/35		450,000	466,227
4.625% 3/15/45		450,000	474,120
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	348,353
Morgan Stanley 4.35% 9/8/26		950,000	965,675
NBCUniversal, Inc. 4.375% 4/1/21		500,000	550,082
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	184,419
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	118,521
Prologis LP:
3% 1/18/22	EUR	300,000	352,066
3% 6/2/26	EUR	250,000	286,615
3.375% 2/20/24	EUR	450,000	534,380
Qwest Corp. 6.75% 12/1/21		650,000	698,425
Reynolds American, Inc. 3.25% 11/1/22		200,000	199,057
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,909
2.45% 1/15/17 (f)		400,000	404,719
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	599,425
Walt Disney Co.:
0.45% 12/1/15		350,000	350,060
2.35% 12/1/22		150,000	149,166
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	598,211
Wells Fargo & Co. 3.676% 6/15/16		450,000	458,389
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	153,327

TOTAL UNITED STATES OF AMERICA			19,493,023

TOTAL NONCONVERTIBLE BONDS
(Cost $46,222,715)			44,513,974

Government Obligations - 24.4%
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	330,500
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	5,000,000	3,867,391
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,597,900	2,406,673
France - 1.7%
French Government 0.5% 5/25/25	EUR	8,650,000	9,260,438
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,032,970	1,214,511
2% 1/4/22	EUR	2,800,000	3,453,133
2.5% 7/4/44	EUR	1,900,000	2,736,461
4.75% 7/4/34	EUR	250,000	447,796

TOTAL GERMANY			7,851,901

Italy - 2.9%
Buoni del Tesoro Poliennali:
4.5% 3/1/24	EUR	5,450,000	7,473,386
5.5% 11/1/22	EUR	5,250,000	7,476,026
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	911,176	1,183,308

TOTAL ITALY			16,132,720

Japan - 9.0%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	475,640,000	4,052,209
0.1% 2/15/16	JPY	980,000,000	8,123,678
0.1% 6/15/16	JPY	834,000,000	6,915,765
0.4% 9/20/25	JPY	175,000,000	1,463,825
0.5% 3/20/16	JPY	150,000,000	1,245,397
1.3% 3/20/20	JPY	100,000,000	874,468
1.3% 6/20/20	JPY	331,000,000	2,902,552
1.3% 3/20/21	JPY	802,750,000	7,097,156
1.7% 9/20/32	JPY	1,014,450,000	9,534,334
2% 9/20/40	JPY	781,000,000	7,490,985

TOTAL JAPAN			49,700,369

Netherlands - 0.6%
Dutch Government 2.75% 1/15/47	EUR	2,400,000	3,525,554
Spain - 2.4%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	727,787
2.15% 10/31/25(Reg. S) (f)	EUR	2,350,000	2,694,227
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	7,793,664
5.5% 4/30/21	EUR	1,400,000	1,925,308

TOTAL SPAIN			13,140,986

United Kingdom - 1.3%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,995,060
4% 3/7/22	GBP	1,250,000	2,225,698
5% 3/7/25	GBP	1,375,000	2,704,453
6% 12/7/28	GBP	50,000	112,109

TOTAL UNITED KINGDOM			7,037,320

United States of America - 3.9%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	194,005
2.75% 11/15/42		300,000	290,406
3% 11/15/44		200,000	202,583
3.625% 2/15/44		500,000	571,628
U.S. Treasury Notes:
1.625% 11/15/22		7,350,000	7,218,501
1.75% 5/15/23		2,500,000	2,460,710
2.25% 11/15/24		9,100,000	9,200,009
2.75% 11/15/23		1,500,000	1,583,769

TOTAL UNITED STATES OF AMERICA			21,721,611

TOTAL GOVERNMENT OBLIGATIONS
(Cost $144,670,339)			134,975,463

Asset-Backed Securities - 0.0%
Bavarian Sky SA 0.124% 6/20/20 (g) (Cost $25,339)		19,581	21,531

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.064% 12/20/54 (g) (Cost $70,864)		56,933	62,418

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1044% 4/19/21 (g) (Cost $153,084)		99,504	147,390

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $998,749)		1,000,000	1,013,764

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	200,000	489,391
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (g)		350,000	390,109
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		275,000	310,717
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	800,000	971,327
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	795,244
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,956,788
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.18% (i)		37,315,894	37,315,894
Fidelity Securities Lending Cash Central Fund, 0.19% (i)(j)		758,778	758,778
TOTAL MONEY MARKET FUNDS
(Cost $38,074,672)			38,074,672
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $538,442,357)			555,613,411
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(2,910,964)
NET ASSETS - 100%			$552,702,447

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,085,058 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,293,498 or 1.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Credit Suisse Group AG	10/21/15	$1,117,855

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,408
Fidelity Emerging Markets Debt Central Fund	37,113
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	43,060
Total	$189,615

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$4,668,216	$45,023	$4,421,144	$--	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	--	0.0%
Total	$12,810,718	$92,757	$12,453,939	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,543,422	$37,916,135	$13,627,287	$--
Consumer Staples	18,952,745	15,966,848	2,985,897	--
Energy	15,754,410	11,252,095	4,502,315	--
Financials	62,962,833	45,766,432	17,196,401	--
Health Care	47,071,482	36,532,902	10,538,580	--
Industrials	34,540,306	27,316,477	7,223,829	--
Information Technology	73,511,275	67,967,210	5,544,065	--
Materials	14,162,969	9,061,653	5,101,316	--
Telecommunication Services	4,628,392	2,231,816	2,396,576	--
Utilities	3,521,496	3,308,362	213,134	--
Investment Companies	7,198,081	7,198,081	--	--
Corporate Bonds	44,513,974	--	44,513,974	--
Government Obligations	134,975,463	--	134,975,463	--
Asset-Backed Securities	21,531	--	21,531	--
Collateralized Mortgage Obligations	62,418	--	62,418	--
Commercial Mortgage Securities	147,390	--	147,390	--
Supranational Obligations	1,013,764	--	1,013,764	--
Preferred Securities	2,956,788	--	2,956,788	--
Money Market Funds	38,074,672	38,074,672	--	--
Total Investments in Securities:	$555,613,411	$302,592,683	$253,020,728	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$6,837,502
Level 2 to Level 1	$0

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.9%
AAA,AA,A	18.7%
BBB	9.3%
BB	0.2%
Not Rated	1.1%
Equities	60.4%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $741,978) — See accompanying schedule: Unaffiliated issuers (cost $500,367,685)	$517,538,739
Fidelity Central Funds (cost $38,074,672)	38,074,672
Total Investments (cost $538,442,357)		$555,613,411
Cash		15,618
Foreign currency held at value (cost $265,513)		265,730
Receivable for investments sold		12,146,123
Receivable for fund shares sold		367,541
Dividends receivable		539,276
Interest receivable		1,416,198
Distributions receivable from Fidelity Central Funds		7,768
Prepaid expenses		1,685
Other receivables		33,150
Total assets		570,406,500
Liabilities
Payable for investments purchased
Regular delivery	$14,373,514
Delayed delivery	1,085,058
Payable for fund shares redeemed	888,895
Accrued management fee	322,263
Distribution and service plan fees payable	40,575
Other affiliated payables	111,292
Other payables and accrued expenses	123,678
Collateral on securities loaned, at value	758,778
Total liabilities		17,704,053
Net Assets		$552,702,447
Net Assets consist of:
Paid in capital		$528,218,585
Distributions in excess of net investment income		(5,875,367)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,180,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,178,652
Net Assets		$552,702,447
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,164,573 ÷ 1,867,716 shares)		$22.58
Maximum offering price per share (100/94.25 of $22.58)		$23.96
Class T:
Net Asset Value and redemption price per share ($16,866,768 ÷ 751,540 shares)		$22.44
Maximum offering price per share (100/96.50 of $22.44)		$23.25
Class B:
Net Asset Value and offering price per share ($1,352,206 ÷ 60,363 shares)(a)		$22.40
Class C:
Net Asset Value and offering price per share ($28,504,718 ÷ 1,289,761 shares)(a)		$22.10
Global Balanced:
Net Asset Value, offering price and redemption price per share ($457,765,892 ÷ 20,084,596 shares)		$22.79
Class I:
Net Asset Value, offering price and redemption price per share ($6,048,290 ÷ 266,164 shares)		$22.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$6,315,072
Interest		3,890,393
Income from Fidelity Central Funds		189,615
Income before foreign taxes withheld		10,395,080
Less foreign taxes withheld		(296,996)
Total income		10,098,084
Expenses
Management fee	$4,195,312
Transfer agent fees	1,129,817
Distribution and service plan fees	505,859
Accounting and security lending fees	301,269
Custodian fees and expenses	227,243
Independent trustees' compensation	2,541
Registration fees	91,394
Audit	82,293
Legal	1,983
Miscellaneous	30,242
Total expenses before reductions	6,567,953
Expense reductions	(87,451)	6,480,502
Net investment income (loss)		3,617,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,231,596
Fidelity Central Funds	(279,659)
Foreign currency transactions	(317,672)
Capital gain distributions from Fidelity Central Funds	20,365
Total net realized gain (loss)		6,654,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,089,036)
Assets and liabilities in foreign currencies	91,557
Total change in net unrealized appreciation (depreciation)		(17,997,479)
Net gain (loss)		(11,342,849)
Net increase (decrease) in net assets resulting from operations		$(7,725,267)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,617,582	$5,319,518
Net realized gain (loss)	6,654,630	45,596,544
Change in net unrealized appreciation (depreciation)	(17,997,479)	(33,150,825)
Net increase (decrease) in net assets resulting from operations	(7,725,267)	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(52,070,060)	72,348,120
Redemption fees	9,666	10,838
Total increase (decrease) in net assets	(105,273,855)	37,438,058
Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including distributions in excess of net investment income of $5,875,367 and undistributed net investment income of $1,461,867, respectively)	$552,702,447	$657,976,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	(.45)	.49	3.13	1.41	.22
Total from investment operations	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateH	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	(.46)	.49	3.12	1.41	.22
Total from investment operations	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	(.46)	.49	3.11	1.41	.23
Total from investment operations	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	(.04)	–	(.04)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	(.46)	.49	3.08	1.41	.22
Total from investment operations	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	(.47)	.50	3.14	1.44	.22
Total from investment operations	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	(.47)	.49	3.14	1.43	.21
Total from investment operations	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$41,011,978
Gross unrealized depreciation	(26,055,850)
Net unrealized appreciation (depreciation) on securities	$14,956,128
Tax Cost	$540,657,283

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$15,555,680
Net unrealized appreciation (depreciation) on securities and other investments	$14,968,626

The fund intends to elect to defer to its next fiscal year $6,040,270 of ordinary losses recognized during the period January 1, 2015 to October 31, 2015.

The tax character of distributions paid was as follows:

	October 31, 2015	October 31, 2014
Ordinary Income	$13,870,965	$ 21,456,954
Long-term Capital Gains	31,617,229	31,229,183
Total	$45,488,194	$ 52,686,137

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $755,225,062 and $859,219,115, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,102	$4,120
Class T	.25%	.25%	87,262	821
Class B	.75%	.25%	16,432	12,354
Class C	.75%	.25%	292,063	64,994
			$505,859	$82,289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20,973
Class T	5,016
Class BA	876
Class CA	5,611
$32,476

AWhen Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$94,636.22
Class T	41,658.24
Class B	4,031.25
Class C	79,753.27
Global Balanced	897,767.18
Class I	11,972.19
	$ 1,129,817

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,644 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,113.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,060. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,522 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,364 and a portion of class-level operating expenses as follows:

Amount
Class A	$938
Class T	368
Class B	49
Class C	477
Global Balanced	13,626
Class I	107
$15,565

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
From net investment income
Class A	$21,068	$152,819
Class T	–	11,268
Global Balanced	1,632,478	3,316,756
Class I	18,583	22,894
Total	$1,672,129	$3,503,737
From net realized gain
Class A	$3,250,151	$3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Class I	426,152	283,096
Total	$43,816,065	$49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2015	2014	2015	2014
Class A
Shares sold	342,368	636,858	$7,938,746	$15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(521,026)	(343,862)	(12,017,082)	(8,612,014)
Net increase (decrease)	(40,625)	419,864	$(954,642)	$10,346,556
Class T
Shares sold	115,195	243,034	$2,671,230	$6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(136,517)	(131,285)	(3,134,575)	(3,273,584)
Net increase (decrease)	31,250	157,636	$722,674	$3,882,215
Class B
Shares sold	1,702	9,864	$39,359	$248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(29,264)	(23,467)	(670,876)	(580,083)
Net increase (decrease)	(22,546)	(6,728)	$(518,096)	$(167,506)
Class C
Shares sold	290,996	684,092	$6,638,000	$16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(311,709)	(340,818)	(7,093,083)	(8,322,676)
Net increase (decrease)	56,257	418,408	$1,262,888	$10,381,685
Global Balanced
Shares sold	2,245,199	5,401,197	$52,274,696	$136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(6,083,367)	(5,392,045)	(141,655,708)	(135,719,200)
Net increase (decrease)	(2,226,001)	1,828,115	$(52,639,726)	$44,311,458
Class I
Shares sold	195,822	174,398	$4,546,299	$4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(208,476)	(42,801)	(4,837,091)	(1,072,645)
Net increase (decrease)	2,640	142,654	$56,842	$3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity® Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.27%
Actual		$1,000.00	$970.30	$6.31
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class T	1.55%
Actual		$1,000.00	$968.50	$7.69
Hypothetical-C		$1,000.00	$1,017.39	$7.88
Class B	2.06%
Actual		$1,000.00	$966.40	$10.21
Hypothetical-C		$1,000.00	$1,014.82	$10.46
Class C	2.09%
Actual		$1,000.00	$966.30	$10.36
Hypothetical-C		$1,000.00	$1,014.67	$10.61
Global Balanced	.98%
Actual		$1,000.00	$971.40	$4.87
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.99%
Actual		$1,000.00	$971.40	$4.92
Hypothetical-C		$1,000.00	$1,020.21	$5.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/14/15	12/11/15	$0.653
Class T	12/14/15	12/11/15	$0.653
Class B	12/14/15	12/11/15	$0.653
Class C	12/14/15	12/11/15	$0.653

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2015 $16,757,964 or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 13%, Class T designates 14%, Class B designates 24%, and Class C designates 20% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 48%, Class T designates 54%, Class B designates 89%, and Class C designates 77% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 2.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher,and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Class I was above median primarily due to higher transfer agent fees as a result of smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Denotes trust wide proposal and voting results.

AGBL-ANN-1215
1.883464.106

Fidelity Advisor® Global Balanced Fund - Class I (formerly Institutional Class) Annual Report October 31, 2015 Class I is a class of Fidelity® Global Balanced Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(1.25)%	5.17%	5.96%

 The initial offering of Class I shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class I on October 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$17,848	Fidelity Advisor® Global Balanced Fund - Class I
$18,279	MSCI World Index

Management's Discussion of Fund Performance

Market Recap:  Following a tough time in August and September wherein a collapse in commodities prices hurt resources-related sectors and geographies, global equities rebounded in October to finish flat for the year ending October 31, 2015. The MSCI ACWI (All Country World Index) Index returned 0.35% for the period. Among market sectors, energy (-22%) and materials (-12%) declined sharply, whereas consumer discretionary (+13%) saw a gain driven largely by demand in the U.S. (+5%). Commodity prices and producers remained under pressure, largely from economic deceleration in China (-1%), a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. For example, the emerging-markets (EM) group returned -15% this period. Canada, a significant energy producer, returned -17%. Net energy consumer Japan (+9%) proved the best-performing region by far. In fixed income, the Barclays® Global Aggregate GDP Weighted Index returned -3.85% for the year, despite a modest gain from the U.S., the world’s largest bond market. Investors continued to seek safe haven in U.S. bonds amid economic weakness throughout much of Europe and parts of Asia. EM and Canadian debt roughly paralleled equity underperformance.

Comments from Ruben Calderon and Geoff Stein, Lead Portfolio Manager and Co-Portfolio Manager, respectively, for the period under review:  For the year, the fund’s share classes turned in low single-digit negative results (excluding sales charges, if applicable), underperforming the 0.08% return of the Fidelity Global Balanced Composite Index℠. The fund underperformed its Composite benchmark due to unfavorable asset allocation across and security selection within its underlying subportfolios. Negative results from the fund’s positioning among investment-grade bonds and a stake in a Europe equity exchange-traded fund (ETF) offset the benefit of underweighting poor-performing Canada. Among the individual subportfolios, the biggest drag came from the U.S. and Japan equity subportfolios. Within the U.S., the subportfolio’s positioning in the pharmaceuticals, biotechnology & life sciences group within the health care sector hampered the sleeve’s performance versus its benchmark the most. Stock picking was the primary reason for the underperformance of the Japan subportfolio, particularly among telecommunication services, information technology and materials names. Conversely, the Europe equity subportfolio was by far the biggest contributor to the fund’s relative performance.

Note to Shareholders: Effective December 7, 2015, Geoff Stein became Lead Portfolio Manager of the fund, replacing Ruben Calderon.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
United States of America*	42.9%
Japan	15.6%
United Kingdom	7.6%
France	4.0%
Italy	3.9%
Germany	3.7%
Ireland	3.1%
Netherlands	2.5%
Spain	2.3%
Other	14.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	58.8
Bonds	32.7	31.9
Convertible Securities	0.3	0.5
Other Investments	1.8	1.8
Short-Term Investments and Net Other Assets (Liabilities)	6.4	7.0

Top Five Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.9	0.4
Adobe Systems, Inc. (United States of America)	1.8	1.6
Exxon Mobil Corp. (United States of America)	1.1	0.0
Facebook, Inc. Class A (United States of America)	1.0	0.8
MasterCard, Inc. Class A (United States of America)	1.0	0.7
	6.8

Top Five Bond Issuers as of October 31, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	6.1	5.4
U.S. Treasury Obligations	3.9	0.5
Buoni del Tesoro Poliennali	2.7	2.8
Spanish Kingdom	2.4	1.8
French Government	1.7	1.6
	16.8

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	18.8
Information Technology	13.2	9.6
Consumer Discretionary	10.2	8.7
Health Care	8.8	11.8
Industrials	7.0	7.3
Consumer Staples	3.8	6.0
Energy	3.1	3.8
Materials	2.9	2.0
Telecommunication Services	1.2	1.2
Utilities	0.9	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 58.8%
		Shares	Value
Australia - 0.9%
AMP Ltd.		65,094	$264,009
Ardent Leisure Group unit		87,172	172,264
Australia & New Zealand Banking Group Ltd.		12,244	236,803
Bellamy's Australia Ltd.		13,987	79,755
BHP Billiton Ltd.		16,445	269,710
BlueScope Steel Ltd.		51,343	161,811
Cimic Group Ltd.		8,345	163,589
Coca-Cola Amatil Ltd.		32,162	208,128
Commonwealth Bank of Australia		13,109	711,792
Computershare Ltd.		26,042	199,598
CSL Ltd.		3,415	226,996
John Fairfax Holdings Ltd.		276,966	185,239
Lend Lease Group unit		23,094	212,407
Macquarie Group Ltd.		6,316	382,427
Myer Holdings Ltd.		196,458	133,576
Pact Group Holdings Ltd.		38,465	139,575
QBE Insurance Group Ltd.		30,912	289,359
Sims Metal Management Ltd.		29,884	207,935
Slater & Gordon Ltd.		27,547	53,836
Suncorp Group Ltd.		23,242	215,908
Sunland Group Ltd.		71,481	80,561
Sydney Airport unit		82,558	377,299
Transpacific Industries Group Ltd.		124,235	59,732

TOTAL AUSTRALIA			5,032,309

Austria - 0.3%
Andritz AG		17,100	861,224
Erste Group Bank AG (a)		29,900	876,897

TOTAL AUSTRIA			1,738,121

Bailiwick of Jersey - 0.9%
Randgold Resources Ltd.		502	33,668
Shire PLC		37,800	2,862,627
Wolseley PLC		16,369	961,046
WPP PLC		42,100	943,749

TOTAL BAILIWICK OF JERSEY			4,801,090

Bermuda - 0.5%
China Everbright Water Ltd. (a)		62,300	31,503
DVN Holdings Ltd. (a)		398,000	67,091
Signet Jewelers Ltd.		7,500	1,132,050
Vostok Emerging Finance Ltd. (depository receipt) (a)		395,886	111,210
Vostok New Ventures Ltd. SDR (a)		237,861	1,517,335

TOTAL BERMUDA			2,859,189

Canada - 1.2%
AGF Management Ltd. Class B (non-vtg.)		700	2,907
Agnico Eagle Mines Ltd. (Canada)		1,550	43,812
Agrium, Inc.		750	69,775
AGT Food & Ingredients, Inc.		540	12,071
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,530	108,835
Allied Properties (REIT)		1,560	42,806
ARC Resources Ltd.		3,840	56,619
AutoCanada, Inc.		500	12,114
Avigilon Corp. (a)		1,020	11,443
Bank of Nova Scotia		1,700	79,943
Canadian National Railway Co.		4,970	303,574
Canadian Natural Resources Ltd.		810	18,782
Canadian Pacific Railway Ltd.		15,300	2,150,027
CCL Industries, Inc. Class B		320	45,335
Cenovus Energy, Inc.		1,100	16,387
CGI Group, Inc. Class A (sub. vtg.) (a)		1,340	49,773
CI Financial Corp.		590	14,078
Constellation Software, Inc.		130	56,172
Eldorado Gold Corp.		7,180	25,094
Enbridge, Inc.		5,160	220,551
Fairfax Financial Holdings Ltd. (sub. vtg.)		160	78,791
George Weston Ltd.		1,250	105,269
Gildan Activewear, Inc.		1,630	46,858
Goldcorp, Inc.		1,300	16,633
H&R REIT/H&R Finance Trust		2,250	36,100
Hydro One Ltd. (a)		800	12,542
Imperial Oil Ltd.		3,420	113,799
Intact Financial Corp.		1,600	114,273
Jean Coutu Group, Inc. Class A (sub. vtg.)		3,370	51,364
Keyera Corp.		1,826	56,347
Labrador Iron Ore Royalty Corp.		1,040	12,097
Lundin Mining Corp. (a)		8,250	27,824
Metro, Inc. Class A (sub. vtg.)		1,100	31,454
National Bank of Canada		2,630	87,110
North West Co., Inc.		1,990	44,134
Novadaq Technologies, Inc. (a)		510	6,416
Open Text Corp.		990	45,889
Painted Pony Petroleum Ltd. (a)		3,550	12,108
Paramount Resources Ltd. Class A (a)		1,650	16,694
Parkland Fuel Corp.		1,510	26,271
Pason Systems, Inc.		1,950	28,692
Peyto Exploration & Development Corp.		1,560	32,212
Potash Corp. of Saskatchewan, Inc.		2,000	40,502
Power Corp. of Canada (sub. vtg.)		4,860	109,235
PrairieSky Royalty Ltd.		1,650	32,468
Quebecor, Inc. Class B (sub. vtg.)		1,330	31,317
Raging River Exploration, Inc. (a)		3,260	20,693
Rogers Communications, Inc. Class B (non-vtg.)		4,720	187,811
RONA, Inc.		3,170	33,092
Royal Bank of Canada		7,720	441,438
Silver Wheaton Corp.		3,120	42,400
Spartan Energy Corp. (a)		10,680	19,521
Stantec, Inc.		1,550	38,904
Stella-Jones, Inc.		650	23,920
Sun Life Financial, Inc.		6,080	205,054
Suncor Energy, Inc.		9,412	280,071
Tahoe Resources, Inc.		2,380	19,876
Teck Resources Ltd. Class B (sub. vtg.)		930	5,448
TELUS Corp.		5,820	194,237
The Toronto-Dominion Bank		10,080	413,807
Torex Gold Resources, Inc. (a)		18,770	17,800
TransForce, Inc.		1,570	30,713
Valeant Pharmaceuticals International, Inc. (Canada) (a)		800	74,665
West Fraser Timber Co. Ltd.		1,100	38,924
WestJet Airlines Ltd.		1,820	33,683
Whitecap Resources, Inc.		4,510	40,044
Winpak Ltd.		640	19,338
ZCL Composites, Inc.		4,540	21,526

TOTAL CANADA			6,759,462

Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)		21,000	1,760,430
Baidu.com, Inc. sponsored ADR (a)		1,900	356,193
CK Hutchison Holdings Ltd.		21,500	294,410
Tencent Holdings Ltd.		10,300	194,149
Uni-President China Holdings Ltd.		113,000	92,550

TOTAL CAYMAN ISLANDS			2,697,732

China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		38,500	216,110
Denmark - 1.2%
Carlsberg A/S Series B		15,200	1,246,058
DSV de Sammensluttede Vognmaend A/S		25,600	1,037,988
Novo Nordisk A/S Series B		14,000	743,449
Novozymes A/S Series B		42,400	1,966,103
William Demant Holding A/S (a)		19,100	1,658,702

TOTAL DENMARK			6,652,300

Finland - 0.4%
Amer Group PLC (A Shares)		30,700	861,536
Huhtamaki Oyj		22,670	800,223
Valmet Corp.		69,200	729,759

TOTAL FINLAND			2,391,518

France - 2.5%
Bollore Group		213,140	1,055,176
Christian Dior SA		7,205	1,419,005
Eurazeo SA		12,800	901,959
Havas SA		179,700	1,559,120
Publicis Groupe SA		14,324	930,277
Sanofi SA		24,301	2,451,384
Total SA		91,800	4,439,341
Wendel SA		8,300	996,222

TOTAL FRANCE			13,752,484

Germany - 1.3%
adidas AG		13,000	1,165,040
Bayer AG		7,400	987,475
Brenntag AG		21,200	1,281,026
CompuGroup Medical AG		20,100	592,359
Fresenius SE & Co. KGaA		15,100	1,109,584
GEA Group AG		20,857	836,339
LEG Immobilien AG		16,515	1,317,560

TOTAL GERMANY			7,289,383

Hong Kong - 0.4%
AIA Group Ltd.		165,400	969,795
Hang Seng Bank Ltd.		12,700	232,992
Lenovo Group Ltd.		100,000	92,914
New World Development Co. Ltd.		166,000	177,057
Power Assets Holdings Ltd.		17,000	169,089
SJM Holdings Ltd.		229,000	190,109
Techtronic Industries Co. Ltd.		70,000	255,897

TOTAL HONG KONG			2,087,853

Ireland - 1.1%
Alkermes PLC (a)		45,400	3,265,168
Cairn Homes PLC (a)		5,000	5,553
DCC PLC (United Kingdom)		13,000	1,043,124
James Hardie Industries PLC CDI		20,454	264,779
Prothena Corp. PLC (a)		3,000	154,530
Ryanair Holdings PLC sponsored ADR		8,482	663,208
United Drug PLC (United Kingdom)		105,417	772,252

TOTAL IRELAND			6,168,614

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,304,398
Playtech Ltd.		109,243	1,441,581

TOTAL ISLE OF MAN			2,745,979

Israel - 0.2%
Sarine Technologies Ltd.		168,900	187,736
Teva Pharmaceutical Industries Ltd. sponsored ADR		15,360	909,158

TOTAL ISRAEL			1,096,894

Italy - 0.2%
Mediolanum SpA		138,200	1,126,870
Mediolanum SpA rights		138,200	8

TOTAL ITALY			1,126,878

Japan - 6.1%
AEON Financial Service Co. Ltd.		46,800	1,169,324
Asahi Group Holdings		17,900	552,147
Asahi Kasei Corp.		55,000	337,515
Bridgestone Corp.		23,000	843,431
Casio Computer Co. Ltd.		17,400	327,805
Dai-ichi Mutual Life Insurance Co.		41,700	721,380
Daikin Industries Ltd.		13,500	867,388
Fuji Heavy Industries Ltd.		26,700	1,032,586
Hitachi Metals Ltd.		88,000	996,675
Hoya Corp.		42,100	1,737,331
Kubota Corp.		62,000	961,091
LIXIL Group Corp.		52,500	1,124,027
Mitsubishi Heavy Industries Ltd.		71,000	357,945
NEC Corp.		438,000	1,351,222
Nihon Kohden Corp.		28,100	547,044
Nihon Parkerizing Co. Ltd.		19,400	172,568
Nintendo Co. Ltd.		6,000	959,200
Nippon Ceramic Co. Ltd.		5,300	77,991
Nippon Shinyaku Co. Ltd.		22,000	860,165
Nitto Denko Corp.		8,900	570,708
NTT DOCOMO, Inc.		35,600	693,327
ORIX Corp.		128,600	1,878,046
Panasonic Corp.		106,200	1,246,018
Rakuten, Inc.		43,600	603,999
ROHM Co. Ltd.		22,900	1,131,984
Shimamura Co. Ltd.		4,600	516,632
SoftBank Corp.		30,400	1,703,249
Stanley Electric Co. Ltd.		17,200	328,530
Sumitomo Mitsui Financial Group, Inc.		40,500	1,615,694
Sumitomo Mitsui Trust Holdings, Inc.		221,000	848,320
T&D Holdings, Inc.		37,900	498,033
Temp Holdings Co., Ltd.		31,900	476,262
THK Co. Ltd.		18,300	344,729
Tokyo Electron Ltd.		13,400	803,717
Toray Industries, Inc.		109,000	950,938
Tosoh Corp.		196,000	995,434
Toyota Motor Corp.		21,400	1,311,059
Tsuruha Holdings, Inc.		7,400	586,258
Yahoo! Japan Corp.		172,900	733,290
Yamaha Motor Co. Ltd.		44,200	991,073

TOTAL JAPAN			33,824,135

Luxembourg - 0.0%
Samsonite International SA		44,100	130,238
Netherlands - 1.1%
LyondellBasell Industries NV Class A		51,000	4,738,410
RELX NV		73,012	1,248,473

TOTAL NETHERLANDS			5,986,883

New Zealand - 0.0%
Chorus Ltd. (a)		7,868	15,158
Singapore - 0.2%
Avago Technologies Ltd.		8,000	985,040
CapitaLand Ltd.		15,200	33,530
Jardine Cycle & Carriage Ltd.		3,100	71,774
Rex International Holdings Ltd. (a)		584,600	62,974
Singapore Exchange Ltd.		11,300	59,454

TOTAL SINGAPORE			1,212,772

South Africa - 0.2%
Naspers Ltd. Class N		7,500	1,098,526
Spain - 0.5%
Amadeus IT Holding SA Class A		30,700	1,308,509
Red Electrica Corporacion SA		13,000	1,146,495

TOTAL SPAIN			2,455,004

Sweden - 2.7%
Elekta AB (B Shares)		181,498	1,403,157
Getinge AB (B Shares)		104,400	2,613,803
H&M Hennes & Mauritz AB (B Shares)		43,233	1,681,541
Hemfosa Fastigheter AB		81,100	880,433
Indutrade AB		22,700	1,084,046
Kungsleden AB		123,395	924,356
Lundbergfoeretagen AB		6,000	305,985
Nordea Bank AB		117,800	1,302,983
Pandox AB (a)		67,200	1,099,608
Sandvik AB		145,900	1,364,469
Svenska Cellulosa AB (SCA) (B Shares)		48,800	1,437,354
Svenska Handelsbanken AB (A Shares)		50,000	679,074

TOTAL SWEDEN			14,776,809

Switzerland - 0.7%
ACE Ltd.		11,000	1,248,940
Credit Suisse Group AG (b)(c)		47,144	1,085,058
Julius Baer Group Ltd.		24,690	1,224,192

TOTAL SWITZERLAND			3,558,190

United Kingdom - 5.2%
Aberdeen Asset Management PLC		195,543	1,045,124
Aldermore Group PLC		171,500	697,446
Ashmore Group PLC (d)		118,100	491,570
Babcock International Group PLC		82,930	1,232,425
Big Yellow Group PLC		90,600	1,047,517
British American Tobacco PLC (United Kingdom)		500	29,705
Bunzl PLC		42,285	1,211,818
Compass Group PLC		78,535	1,350,088
Dechra Pharmaceuticals PLC		48,300	721,883
Diploma PLC		80,200	793,127
Essentra PLC		83,728	1,086,812
Imperial Tobacco Group PLC		23,000	1,240,633
International Personal Finance PLC		243,800	1,390,992
ITV PLC		221,800	863,023
LivaNova PLC (a)		10,992	728,550
Lloyds Banking Group PLC		1,377,200	1,563,139
London Stock Exchange Group PLC		25,045	982,609
Micro Focus International PLC		38,100	737,711
Prudential PLC		70,621	1,649,459
Rolls-Royce Group PLC		92,816	981,484
Schroders PLC		22,236	1,022,543
Senior Engineering Group PLC		209,300	731,786
Shawbrook Group Ltd.		148,213	775,250
St. James's Place Capital PLC		36,920	548,954
Standard Chartered PLC:
(Hong Kong)		16,600	182,470
(United Kingdom)		233,275	2,594,275
Unite Group PLC		103,200	1,057,969
Virgin Money Holdings Uk PLC		71,900	429,842
William Hill PLC		363,649	1,774,344

TOTAL UNITED KINGDOM			28,962,548

United States of America - 30.0%
Adobe Systems, Inc. (a)		110,700	9,814,662
Alaska Air Group, Inc.		21,200	1,616,500
Alnylam Pharmaceuticals, Inc. (a)		1,726	148,350
Alphabet, Inc. Class A (a)		13,900	10,249,724
Amazon.com, Inc. (a)		8,500	5,320,150
American Tower Corp.		35,000	3,578,050
Amgen, Inc.		2,000	316,360
Amphenol Corp. Class A		8,700	471,714
ANSYS, Inc. (a)		12,000	1,143,720
Apple, Inc.		42,000	5,019,000
AutoZone, Inc. (a)		5,700	4,471,137
Black Stone Minerals LP		1,370	18,810
bluebird bio, Inc. (a)		5,100	393,363
Bristol-Myers Squibb Co.		33,900	2,235,705
Capital One Financial Corp.		29,000	2,288,100
Chevron Corp.		46,000	4,180,480
Chimerix, Inc. (a)		4,100	160,638
Cognizant Technology Solutions Corp. Class A (a)		38,000	2,588,180
Constellation Brands, Inc. Class A (sub. vtg.)		7,000	943,600
Costco Wholesale Corp.		9,500	1,502,140
CVS Health Corp.		18,500	1,827,430
Discover Financial Services		44,000	2,473,680
Dyax Corp. (a)		4,000	110,120
Dynegy, Inc. (a)		101,900	1,979,917
E*TRADE Financial Corp. (a)		77,800	2,218,078
Edwards Lifesciences Corp. (a)		1,500	235,725
Electronic Arts, Inc. (a)		17,000	1,225,190
Estee Lauder Companies, Inc. Class A		35,600	2,864,376
Exxon Mobil Corp.		73,000	6,040,020
Facebook, Inc. Class A (a)		52,800	5,384,016
Freeport-McMoRan, Inc.		1,020	12,005
Gibraltar Industries, Inc. (a)		4,000	101,280
Home Depot, Inc.		8,700	1,075,668
Illumina, Inc. (a)		3,662	524,691
Intercept Pharmaceuticals, Inc. (a)		11,000	1,729,200
Isis Pharmaceuticals, Inc. (a)		8,400	404,460
JPMorgan Chase & Co.		61,500	3,951,375
L Brands, Inc.		10,000	959,800
Las Vegas Sands Corp.		39,000	1,930,890
Level 3 Communications, Inc. (a)		29,000	1,477,550
lululemon athletica, Inc. (a)		11,900	585,123
MasterCard, Inc. Class A		53,800	5,325,662
McGraw Hill Financial, Inc.		19,900	1,843,536
Mead Johnson Nutrition Co. Class A		280	22,960
Medivation, Inc. (a)		77,000	3,238,620
Microsoft Corp.		72,000	3,790,080
Monsanto Co.		100	9,322
Moody's Corp.		2,000	192,320
Netflix, Inc. (a)		4,700	509,386
Neurocrine Biosciences, Inc. (a)		51,000	2,503,590
NIKE, Inc. Class B		18,600	2,437,158
Norfolk Southern Corp.		19,000	1,520,570
O'Reilly Automotive, Inc. (a)		8,600	2,375,836
PayPal Holdings, Inc. (a)		112,000	4,033,120
Post Holdings, Inc. (a)		37,200	2,390,844
Prestige Brands Holdings, Inc. (a)		86,500	4,239,365
Priceline Group, Inc. (a)		200	290,848
Proto Labs, Inc. (a)		5,000	324,200
Reynolds American, Inc.		74,000	3,575,680
Salesforce.com, Inc. (a)		16,300	1,266,673
SBA Communications Corp. Class A (a)		3,000	357,060
ServiceMaster Global Holdings, Inc. (a)		25,000	891,250
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,000	187,200
Snap-On, Inc.		11,500	1,907,735
Spirit Airlines, Inc. (a)		31,300	1,161,856
Starbucks Corp.		8,000	500,560
The Cooper Companies, Inc.		16,500	2,513,940
The Walt Disney Co.		13,900	1,580,986
TJX Companies, Inc.		13,000	951,470
Total System Services, Inc.		7,000	367,150
Twitter, Inc. (a)		9,000	256,140
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		10,500	1,826,580
Ultragenyx Pharmaceutical, Inc. (a)		4,900	486,815
Union Pacific Corp.		40,000	3,574,000
UnitedHealth Group, Inc.		28,900	3,403,842
Visa, Inc. Class A		56,000	4,344,480
WageWorks, Inc. (a)		12,800	614,656
Wells Fargo & Co.		49,000	2,652,860
Workday, Inc. Class A (a)		8,000	631,760
Zebra Technologies Corp. Class A (a)		52,000	3,998,800

TOTAL UNITED STATES OF AMERICA			165,669,887

TOTAL COMMON STOCKS
(Cost $296,371,942)			325,106,066

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
American Tower Corp. 5.50%		12,900	1,348,050
Dynegy, Inc. 5.375%		2,500	181,950
			1,530,000
Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC		8,604,043	13,264
TOTAL PREFERRED STOCKS
(Cost $1,553,245)			1,543,264

Investment Companies - 1.3%
United States of America - 1.3%
iShares Barclays TIPS Bond ETF		22,000	2,441,120
iShares Lehman 7-10 Year Treasury Bond ETF (d)		25,800	2,761,116
iShares S&P 100 Index ETF		21,500	1,995,845
TOTAL UNITED STATES OF AMERICA
(Cost $7,183,533)			7,198,081
		Principal Amount(e)	Value

Nonconvertible Bonds - 8.1%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	477,310
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	303,301

TOTAL AUSTRALIA			780,611

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	787,041
4.7201% 7/31/18 (Reg. S)	GBP	600,000	968,794

TOTAL BAILIWICK OF JERSEY			1,755,835

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	420,798
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	253,868
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	175,089	272,267
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	207,155

TOTAL CAYMAN ISLANDS			479,422

France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	373,678
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	354,716
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	589,465
EDF SA 4.625% 9/11/24	EUR	150,000	207,396
HSBC SFH France SA 2% 10/16/23	EUR	800,000	970,692
Iliad SA 4.875% 6/1/16	EUR	500,000	561,749

TOTAL FRANCE			3,057,696

Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,542,158
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	625,140
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	242,806
Volkswagen Leasing GmbH 2.625% 1/15/24 (Reg. S)	EUR	500,000	559,813

TOTAL GERMANY			2,969,917

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	413,413
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	180,707
GE Capital International Funding Co. 0.964% 4/15/16 (f)		284,000	283,944

TOTAL IRELAND			464,651

Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	683,236
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,430
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	453,021
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,793

TOTAL KOREA (SOUTH)			1,081,388

Luxembourg - 0.0%
Actavis Funding SCS 3% 3/12/20		250,000	251,338
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	582,246
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	464,399
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	355,914
5% 10/2/23 (f)		450,000	465,386
Heineken NV 1.4% 10/1/17 (f)		550,000	550,246
LYB International Finance BV 4.875% 3/15/44		500,000	481,097
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	650,162
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	397,558
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	173,157

TOTAL NETHERLANDS			4,120,165

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,243
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,952
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,293

TOTAL SINGAPORE			688,245

Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (g)	EUR	441,000	504,421
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (g)	EUR	300,000	364,997
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	294,750
United Kingdom - 1.1%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	600,829
6.75% 1/16/23 (g)	GBP	300,000	495,643
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,274
Channel Link Enterprises Finance PLC 3.299% 6/30/50 (g)	EUR	950,000	1,036,831
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	188,265
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	198,592
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	426,604
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	649,682
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	618,301
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	472,007
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	424,601
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	113,460
Tesco PLC 5.875% 9/12/16	EUR	100,000	114,713
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	235,190
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	257,965

TOTAL UNITED KINGDOM			6,036,957

United States of America - 3.5%
Altria Group, Inc.:
2.85% 8/9/22		500,000	492,629
9.25% 8/6/19		134,000	165,376
American Express Co. 1.55% 5/22/18		550,000	547,985
American International Group, Inc. 5% 4/26/23	GBP	200,000	346,002
AutoZone, Inc. 3.125% 7/15/23		400,000	394,996
Bank of America Corp. 4.2% 8/26/24		950,000	955,584
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	552,407
4.15% 4/1/45		150,000	141,235
Chevron Corp.:
2.427% 6/24/20		200,000	203,683
3.191% 6/24/23		300,000	306,809
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,266,810
4.5% 1/14/22		150,000	162,283
CME Group, Inc. 3% 3/15/25		300,000	298,415
Comcast Corp. 3.6% 3/1/24		350,000	367,385
General Electric Co.:
4.5% 3/11/44		650,000	676,147
5.25% 12/6/17		550,000	593,723
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	214,375
H.J. Heinz Co. 5.2% 7/15/45 (f)		250,000	263,705
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	351,314
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,229,827
Marsh & McLennan Companies, Inc. 2.35% 9/10/19		900,000	903,083
Medtronic, Inc.:
3.5% 3/15/25		700,000	717,104
4.375% 3/15/35		450,000	466,227
4.625% 3/15/45		450,000	474,120
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	348,353
Morgan Stanley 4.35% 9/8/26		950,000	965,675
NBCUniversal, Inc. 4.375% 4/1/21		500,000	550,082
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	184,419
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	118,521
Prologis LP:
3% 1/18/22	EUR	300,000	352,066
3% 6/2/26	EUR	250,000	286,615
3.375% 2/20/24	EUR	450,000	534,380
Qwest Corp. 6.75% 12/1/21		650,000	698,425
Reynolds American, Inc. 3.25% 11/1/22		200,000	199,057
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,909
2.45% 1/15/17 (f)		400,000	404,719
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	599,425
Walt Disney Co.:
0.45% 12/1/15		350,000	350,060
2.35% 12/1/22		150,000	149,166
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	598,211
Wells Fargo & Co. 3.676% 6/15/16		450,000	458,389
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	153,327

TOTAL UNITED STATES OF AMERICA			19,493,023

TOTAL NONCONVERTIBLE BONDS
(Cost $46,222,715)			44,513,974

Government Obligations - 24.4%
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	330,500
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	5,000,000	3,867,391
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,597,900	2,406,673
France - 1.7%
French Government 0.5% 5/25/25	EUR	8,650,000	9,260,438
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,032,970	1,214,511
2% 1/4/22	EUR	2,800,000	3,453,133
2.5% 7/4/44	EUR	1,900,000	2,736,461
4.75% 7/4/34	EUR	250,000	447,796

TOTAL GERMANY			7,851,901

Italy - 2.9%
Buoni del Tesoro Poliennali:
4.5% 3/1/24	EUR	5,450,000	7,473,386
5.5% 11/1/22	EUR	5,250,000	7,476,026
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	911,176	1,183,308

TOTAL ITALY			16,132,720

Japan - 9.0%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	475,640,000	4,052,209
0.1% 2/15/16	JPY	980,000,000	8,123,678
0.1% 6/15/16	JPY	834,000,000	6,915,765
0.4% 9/20/25	JPY	175,000,000	1,463,825
0.5% 3/20/16	JPY	150,000,000	1,245,397
1.3% 3/20/20	JPY	100,000,000	874,468
1.3% 6/20/20	JPY	331,000,000	2,902,552
1.3% 3/20/21	JPY	802,750,000	7,097,156
1.7% 9/20/32	JPY	1,014,450,000	9,534,334
2% 9/20/40	JPY	781,000,000	7,490,985

TOTAL JAPAN			49,700,369

Netherlands - 0.6%
Dutch Government 2.75% 1/15/47	EUR	2,400,000	3,525,554
Spain - 2.4%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	727,787
2.15% 10/31/25(Reg. S) (f)	EUR	2,350,000	2,694,227
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	7,793,664
5.5% 4/30/21	EUR	1,400,000	1,925,308

TOTAL SPAIN			13,140,986

United Kingdom - 1.3%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,995,060
4% 3/7/22	GBP	1,250,000	2,225,698
5% 3/7/25	GBP	1,375,000	2,704,453
6% 12/7/28	GBP	50,000	112,109

TOTAL UNITED KINGDOM			7,037,320

United States of America - 3.9%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	194,005
2.75% 11/15/42		300,000	290,406
3% 11/15/44		200,000	202,583
3.625% 2/15/44		500,000	571,628
U.S. Treasury Notes:
1.625% 11/15/22		7,350,000	7,218,501
1.75% 5/15/23		2,500,000	2,460,710
2.25% 11/15/24		9,100,000	9,200,009
2.75% 11/15/23		1,500,000	1,583,769

TOTAL UNITED STATES OF AMERICA			21,721,611

TOTAL GOVERNMENT OBLIGATIONS
(Cost $144,670,339)			134,975,463

Asset-Backed Securities - 0.0%
Bavarian Sky SA 0.124% 6/20/20 (g) (Cost $25,339)		19,581	21,531

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.064% 12/20/54 (g) (Cost $70,864)		56,933	62,418

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1044% 4/19/21 (g) (Cost $153,084)		99,504	147,390

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $998,749)		1,000,000	1,013,764

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	200,000	489,391
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (g)		350,000	390,109
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		275,000	310,717
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	800,000	971,327
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	795,244
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,956,788
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.18% (i)		37,315,894	37,315,894
Fidelity Securities Lending Cash Central Fund, 0.19% (i)(j)		758,778	758,778
TOTAL MONEY MARKET FUNDS
(Cost $38,074,672)			38,074,672
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $538,442,357)			555,613,411
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(2,910,964)
NET ASSETS - 100%			$552,702,447

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,085,058 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,293,498 or 1.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Credit Suisse Group AG	10/21/15	$1,117,855

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,408
Fidelity Emerging Markets Debt Central Fund	37,113
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	43,060
Total	$189,615

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$4,668,216	$45,023	$4,421,144	$--	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	--	0.0%
Total	$12,810,718	$92,757	$12,453,939	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,543,422	$37,916,135	$13,627,287	$--
Consumer Staples	18,952,745	15,966,848	2,985,897	--
Energy	15,754,410	11,252,095	4,502,315	--
Financials	62,962,833	45,766,432	17,196,401	--
Health Care	47,071,482	36,532,902	10,538,580	--
Industrials	34,540,306	27,316,477	7,223,829	--
Information Technology	73,511,275	67,967,210	5,544,065	--
Materials	14,162,969	9,061,653	5,101,316	--
Telecommunication Services	4,628,392	2,231,816	2,396,576	--
Utilities	3,521,496	3,308,362	213,134	--
Investment Companies	7,198,081	7,198,081	--	--
Corporate Bonds	44,513,974	--	44,513,974	--
Government Obligations	134,975,463	--	134,975,463	--
Asset-Backed Securities	21,531	--	21,531	--
Collateralized Mortgage Obligations	62,418	--	62,418	--
Commercial Mortgage Securities	147,390	--	147,390	--
Supranational Obligations	1,013,764	--	1,013,764	--
Preferred Securities	2,956,788	--	2,956,788	--
Money Market Funds	38,074,672	38,074,672	--	--
Total Investments in Securities:	$555,613,411	$302,592,683	$253,020,728	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$6,837,502
Level 2 to Level 1	$0

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.9%
AAA,AA,A	18.7%
BBB	9.3%
BB	0.2%
Not Rated	1.1%
Equities	60.4%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $741,978) — See accompanying schedule: Unaffiliated issuers (cost $500,367,685)	$517,538,739
Fidelity Central Funds (cost $38,074,672)	38,074,672
Total Investments (cost $538,442,357)		$555,613,411
Cash		15,618
Foreign currency held at value (cost $265,513)		265,730
Receivable for investments sold		12,146,123
Receivable for fund shares sold		367,541
Dividends receivable		539,276
Interest receivable		1,416,198
Distributions receivable from Fidelity Central Funds		7,768
Prepaid expenses		1,685
Other receivables		33,150
Total assets		570,406,500
Liabilities
Payable for investments purchased
Regular delivery	$14,373,514
Delayed delivery	1,085,058
Payable for fund shares redeemed	888,895
Accrued management fee	322,263
Distribution and service plan fees payable	40,575
Other affiliated payables	111,292
Other payables and accrued expenses	123,678
Collateral on securities loaned, at value	758,778
Total liabilities		17,704,053
Net Assets		$552,702,447
Net Assets consist of:
Paid in capital		$528,218,585
Distributions in excess of net investment income		(5,875,367)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,180,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,178,652
Net Assets		$552,702,447
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,164,573 ÷ 1,867,716 shares)		$22.58
Maximum offering price per share (100/94.25 of $22.58)		$23.96
Class T:
Net Asset Value and redemption price per share ($16,866,768 ÷ 751,540 shares)		$22.44
Maximum offering price per share (100/96.50 of $22.44)		$23.25
Class B:
Net Asset Value and offering price per share ($1,352,206 ÷ 60,363 shares)(a)		$22.40
Class C:
Net Asset Value and offering price per share ($28,504,718 ÷ 1,289,761 shares)(a)		$22.10
Global Balanced:
Net Asset Value, offering price and redemption price per share ($457,765,892 ÷ 20,084,596 shares)		$22.79
Class I:
Net Asset Value, offering price and redemption price per share ($6,048,290 ÷ 266,164 shares)		$22.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$6,315,072
Interest		3,890,393
Income from Fidelity Central Funds		189,615
Income before foreign taxes withheld		10,395,080
Less foreign taxes withheld		(296,996)
Total income		10,098,084
Expenses
Management fee	$4,195,312
Transfer agent fees	1,129,817
Distribution and service plan fees	505,859
Accounting and security lending fees	301,269
Custodian fees and expenses	227,243
Independent trustees' compensation	2,541
Registration fees	91,394
Audit	82,293
Legal	1,983
Miscellaneous	30,242
Total expenses before reductions	6,567,953
Expense reductions	(87,451)	6,480,502
Net investment income (loss)		3,617,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,231,596
Fidelity Central Funds	(279,659)
Foreign currency transactions	(317,672)
Capital gain distributions from Fidelity Central Funds	20,365
Total net realized gain (loss)		6,654,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,089,036)
Assets and liabilities in foreign currencies	91,557
Total change in net unrealized appreciation (depreciation)		(17,997,479)
Net gain (loss)		(11,342,849)
Net increase (decrease) in net assets resulting from operations		$(7,725,267)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,617,582	$5,319,518
Net realized gain (loss)	6,654,630	45,596,544
Change in net unrealized appreciation (depreciation)	(17,997,479)	(33,150,825)
Net increase (decrease) in net assets resulting from operations	(7,725,267)	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(52,070,060)	72,348,120
Redemption fees	9,666	10,838
Total increase (decrease) in net assets	(105,273,855)	37,438,058
Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including distributions in excess of net investment income of $5,875,367 and undistributed net investment income of $1,461,867, respectively)	$552,702,447	$657,976,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	(.45)	.49	3.13	1.41	.22
Total from investment operations	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateH	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	(.46)	.49	3.12	1.41	.22
Total from investment operations	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	(.46)	.49	3.11	1.41	.23
Total from investment operations	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	(.04)	–	(.04)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	(.46)	.49	3.08	1.41	.22
Total from investment operations	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	(.47)	.50	3.14	1.44	.22
Total from investment operations	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	(.47)	.49	3.14	1.43	.21
Total from investment operations	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$41,011,978
Gross unrealized depreciation	(26,055,850)
Net unrealized appreciation (depreciation) on securities	$14,956,128
Tax Cost	$540,657,283

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$15,555,680
Net unrealized appreciation (depreciation) on securities and other investments	$14,968,626

The fund intends to elect to defer to its next fiscal year $6,040,270 of ordinary losses recognized during the period January 1, 2015 to October 31, 2015.

The tax character of distributions paid was as follows:

	October 31, 2015	October 31, 2014
Ordinary Income	$13,870,965	$ 21,456,954
Long-term Capital Gains	31,617,229	31,229,183
Total	$45,488,194	$ 52,686,137

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $755,225,062 and $859,219,115, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,102	$4,120
Class T	.25%	.25%	87,262	821
Class B	.75%	.25%	16,432	12,354
Class C	.75%	.25%	292,063	64,994
			$505,859	$82,289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20,973
Class T	5,016
Class BA	876
Class CA	5,611
$32,476

AWhen Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$94,636.22
Class T	41,658.24
Class B	4,031.25
Class C	79,753.27
Global Balanced	897,767.18
Class I	11,972.19
	$ 1,129,817

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,644 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,113.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,060. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,522 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,364 and a portion of class-level operating expenses as follows:

Amount
Class A	$938
Class T	368
Class B	49
Class C	477
Global Balanced	13,626
Class I	107
$15,565

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
From net investment income
Class A	$21,068	$152,819
Class T	–	11,268
Global Balanced	1,632,478	3,316,756
Class I	18,583	22,894
Total	$1,672,129	$3,503,737
From net realized gain
Class A	$3,250,151	$3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Class I	426,152	283,096
Total	$43,816,065	$49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2015	2014	2015	2014
Class A
Shares sold	342,368	636,858	$7,938,746	$15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(521,026)	(343,862)	(12,017,082)	(8,612,014)
Net increase (decrease)	(40,625)	419,864	$(954,642)	$10,346,556
Class T
Shares sold	115,195	243,034	$2,671,230	$6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(136,517)	(131,285)	(3,134,575)	(3,273,584)
Net increase (decrease)	31,250	157,636	$722,674	$3,882,215
Class B
Shares sold	1,702	9,864	$39,359	$248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(29,264)	(23,467)	(670,876)	(580,083)
Net increase (decrease)	(22,546)	(6,728)	$(518,096)	$(167,506)
Class C
Shares sold	290,996	684,092	$6,638,000	$16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(311,709)	(340,818)	(7,093,083)	(8,322,676)
Net increase (decrease)	56,257	418,408	$1,262,888	$10,381,685
Global Balanced
Shares sold	2,245,199	5,401,197	$52,274,696	$136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(6,083,367)	(5,392,045)	(141,655,708)	(135,719,200)
Net increase (decrease)	(2,226,001)	1,828,115	$(52,639,726)	$44,311,458
Class I
Shares sold	195,822	174,398	$4,546,299	$4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(208,476)	(42,801)	(4,837,091)	(1,072,645)
Net increase (decrease)	2,640	142,654	$56,842	$3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity® Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.27%
Actual		$1,000.00	$970.30	$6.31
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class T	1.55%
Actual		$1,000.00	$968.50	$7.69
Hypothetical-C		$1,000.00	$1,017.39	$7.88
Class B	2.06%
Actual		$1,000.00	$966.40	$10.21
Hypothetical-C		$1,000.00	$1,014.82	$10.46
Class C	2.09%
Actual		$1,000.00	$966.30	$10.36
Hypothetical-C		$1,000.00	$1,014.67	$10.61
Global Balanced	.98%
Actual		$1,000.00	$971.40	$4.87
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.99%
Actual		$1,000.00	$971.40	$4.92
Hypothetical-C		$1,000.00	$1,020.21	$5.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	12/14/15	12/11/15	$0.653

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2015 $16,757,964 or, if subsequently determined to be different, the net capital gain of such year.

Class I designates 11% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 42% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 2.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher,and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Class I was above median primarily due to higher transfer agent fees as a result of smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Denotes trust wide proposal and voting results.

AGBLI-ANN-1215
1.883456.106

Fidelity® Global Balanced Fund Annual Report October 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund	(1.24)%	5.20%	5.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Balanced Fund, a class of the fund, on October 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

Period Ending Values
$17,862	Fidelity® Global Balanced Fund
$18,279	MSCI World Index

Management's Discussion of Fund Performance

Market Recap:  Following a tough time in August and September wherein a collapse in commodities prices hurt resources-related sectors and geographies, global equities rebounded in October to finish flat for the year ending October 31, 2015. The MSCI ACWI (All Country World Index) Index returned 0.35% for the period. Among market sectors, energy (-22%) and materials (-12%) declined sharply, whereas consumer discretionary (+13%) saw a gain driven largely by demand in the U.S. (+5%). Commodity prices and producers remained under pressure, largely from economic deceleration in China (-1%), a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. For example, the emerging-markets (EM) group returned -15% this period. Canada, a significant energy producer, returned -17%. Net energy consumer Japan (+9%) proved the best-performing region by far. In fixed income, the Barclays® Global Aggregate GDP Weighted Index returned -3.85% for the year, despite a modest gain from the U.S., the world’s largest bond market. Investors continued to seek safe haven in U.S. bonds amid economic weakness throughout much of Europe and parts of Asia. EM and Canadian debt roughly paralleled equity underperformance.

Comments from Ruben Calderon and Geoff Stein, Lead Portfolio Manager and Co-Portfolio Manager, respectively, for the period under review:  For the year, the fund’s share classes turned in low single-digit negative results (excluding sales charges, if applicable), underperforming the 0.08% return of the Fidelity Global Balanced Composite Index℠. The fund underperformed its Composite benchmark due to unfavorable asset allocation across and security selection within its underlying subportfolios. Negative results from the fund’s positioning among investment-grade bonds and a stake in a Europe equity exchange-traded fund (ETF) offset the benefit of underweighting poor-performing Canada. Among the individual subportfolios, the biggest drag came from the U.S. and Japan equity subportfolios. Within the U.S., the subportfolio’s positioning in the pharmaceuticals, biotechnology & life sciences group within the health care sector hampered the sleeve’s performance versus its benchmark the most. Stock picking was the primary reason for the underperformance of the Japan subportfolio, particularly among telecommunication services, information technology and materials names. Conversely, the Europe equity subportfolio was by far the biggest contributor to the fund’s relative performance.

Note to Shareholders: Effective December 7, 2015, Geoff Stein became Lead Portfolio Manager of the fund, replacing Ruben Calderon.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
United States of America*	42.9%
Japan	15.6%
United Kingdom	7.6%
France	4.0%
Italy	3.9%
Germany	3.7%
Ireland	3.1%
Netherlands	2.5%
Spain	2.3%
Other	14.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	58.8
Bonds	32.7	31.9
Convertible Securities	0.3	0.5
Other Investments	1.8	1.8
Short-Term Investments and Net Other Assets (Liabilities)	6.4	7.0

Top Five Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.9	0.4
Adobe Systems, Inc. (United States of America)	1.8	1.6
Exxon Mobil Corp. (United States of America)	1.1	0.0
Facebook, Inc. Class A (United States of America)	1.0	0.8
MasterCard, Inc. Class A (United States of America)	1.0	0.7
	6.8

Top Five Bond Issuers as of October 31, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	6.1	5.4
U.S. Treasury Obligations	3.9	0.5
Buoni del Tesoro Poliennali	2.7	2.8
Spanish Kingdom	2.4	1.8
French Government	1.7	1.6
	16.8

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	18.8
Information Technology	13.2	9.6
Consumer Discretionary	10.2	8.7
Health Care	8.8	11.8
Industrials	7.0	7.3
Consumer Staples	3.8	6.0
Energy	3.1	3.8
Materials	2.9	2.0
Telecommunication Services	1.2	1.2
Utilities	0.9	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 58.8%
		Shares	Value
Australia - 0.9%
AMP Ltd.		65,094	$264,009
Ardent Leisure Group unit		87,172	172,264
Australia & New Zealand Banking Group Ltd.		12,244	236,803
Bellamy's Australia Ltd.		13,987	79,755
BHP Billiton Ltd.		16,445	269,710
BlueScope Steel Ltd.		51,343	161,811
Cimic Group Ltd.		8,345	163,589
Coca-Cola Amatil Ltd.		32,162	208,128
Commonwealth Bank of Australia		13,109	711,792
Computershare Ltd.		26,042	199,598
CSL Ltd.		3,415	226,996
John Fairfax Holdings Ltd.		276,966	185,239
Lend Lease Group unit		23,094	212,407
Macquarie Group Ltd.		6,316	382,427
Myer Holdings Ltd.		196,458	133,576
Pact Group Holdings Ltd.		38,465	139,575
QBE Insurance Group Ltd.		30,912	289,359
Sims Metal Management Ltd.		29,884	207,935
Slater & Gordon Ltd.		27,547	53,836
Suncorp Group Ltd.		23,242	215,908
Sunland Group Ltd.		71,481	80,561
Sydney Airport unit		82,558	377,299
Transpacific Industries Group Ltd.		124,235	59,732

TOTAL AUSTRALIA			5,032,309

Austria - 0.3%
Andritz AG		17,100	861,224
Erste Group Bank AG (a)		29,900	876,897

TOTAL AUSTRIA			1,738,121

Bailiwick of Jersey - 0.9%
Randgold Resources Ltd.		502	33,668
Shire PLC		37,800	2,862,627
Wolseley PLC		16,369	961,046
WPP PLC		42,100	943,749

TOTAL BAILIWICK OF JERSEY			4,801,090

Bermuda - 0.5%
China Everbright Water Ltd. (a)		62,300	31,503
DVN Holdings Ltd. (a)		398,000	67,091
Signet Jewelers Ltd.		7,500	1,132,050
Vostok Emerging Finance Ltd. (depository receipt) (a)		395,886	111,210
Vostok New Ventures Ltd. SDR (a)		237,861	1,517,335

TOTAL BERMUDA			2,859,189

Canada - 1.2%
AGF Management Ltd. Class B (non-vtg.)		700	2,907
Agnico Eagle Mines Ltd. (Canada)		1,550	43,812
Agrium, Inc.		750	69,775
AGT Food & Ingredients, Inc.		540	12,071
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,530	108,835
Allied Properties (REIT)		1,560	42,806
ARC Resources Ltd.		3,840	56,619
AutoCanada, Inc.		500	12,114
Avigilon Corp. (a)		1,020	11,443
Bank of Nova Scotia		1,700	79,943
Canadian National Railway Co.		4,970	303,574
Canadian Natural Resources Ltd.		810	18,782
Canadian Pacific Railway Ltd.		15,300	2,150,027
CCL Industries, Inc. Class B		320	45,335
Cenovus Energy, Inc.		1,100	16,387
CGI Group, Inc. Class A (sub. vtg.) (a)		1,340	49,773
CI Financial Corp.		590	14,078
Constellation Software, Inc.		130	56,172
Eldorado Gold Corp.		7,180	25,094
Enbridge, Inc.		5,160	220,551
Fairfax Financial Holdings Ltd. (sub. vtg.)		160	78,791
George Weston Ltd.		1,250	105,269
Gildan Activewear, Inc.		1,630	46,858
Goldcorp, Inc.		1,300	16,633
H&R REIT/H&R Finance Trust		2,250	36,100
Hydro One Ltd. (a)		800	12,542
Imperial Oil Ltd.		3,420	113,799
Intact Financial Corp.		1,600	114,273
Jean Coutu Group, Inc. Class A (sub. vtg.)		3,370	51,364
Keyera Corp.		1,826	56,347
Labrador Iron Ore Royalty Corp.		1,040	12,097
Lundin Mining Corp. (a)		8,250	27,824
Metro, Inc. Class A (sub. vtg.)		1,100	31,454
National Bank of Canada		2,630	87,110
North West Co., Inc.		1,990	44,134
Novadaq Technologies, Inc. (a)		510	6,416
Open Text Corp.		990	45,889
Painted Pony Petroleum Ltd. (a)		3,550	12,108
Paramount Resources Ltd. Class A (a)		1,650	16,694
Parkland Fuel Corp.		1,510	26,271
Pason Systems, Inc.		1,950	28,692
Peyto Exploration & Development Corp.		1,560	32,212
Potash Corp. of Saskatchewan, Inc.		2,000	40,502
Power Corp. of Canada (sub. vtg.)		4,860	109,235
PrairieSky Royalty Ltd.		1,650	32,468
Quebecor, Inc. Class B (sub. vtg.)		1,330	31,317
Raging River Exploration, Inc. (a)		3,260	20,693
Rogers Communications, Inc. Class B (non-vtg.)		4,720	187,811
RONA, Inc.		3,170	33,092
Royal Bank of Canada		7,720	441,438
Silver Wheaton Corp.		3,120	42,400
Spartan Energy Corp. (a)		10,680	19,521
Stantec, Inc.		1,550	38,904
Stella-Jones, Inc.		650	23,920
Sun Life Financial, Inc.		6,080	205,054
Suncor Energy, Inc.		9,412	280,071
Tahoe Resources, Inc.		2,380	19,876
Teck Resources Ltd. Class B (sub. vtg.)		930	5,448
TELUS Corp.		5,820	194,237
The Toronto-Dominion Bank		10,080	413,807
Torex Gold Resources, Inc. (a)		18,770	17,800
TransForce, Inc.		1,570	30,713
Valeant Pharmaceuticals International, Inc. (Canada) (a)		800	74,665
West Fraser Timber Co. Ltd.		1,100	38,924
WestJet Airlines Ltd.		1,820	33,683
Whitecap Resources, Inc.		4,510	40,044
Winpak Ltd.		640	19,338
ZCL Composites, Inc.		4,540	21,526

TOTAL CANADA			6,759,462

Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)		21,000	1,760,430
Baidu.com, Inc. sponsored ADR (a)		1,900	356,193
CK Hutchison Holdings Ltd.		21,500	294,410
Tencent Holdings Ltd.		10,300	194,149
Uni-President China Holdings Ltd.		113,000	92,550

TOTAL CAYMAN ISLANDS			2,697,732

China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		38,500	216,110
Denmark - 1.2%
Carlsberg A/S Series B		15,200	1,246,058
DSV de Sammensluttede Vognmaend A/S		25,600	1,037,988
Novo Nordisk A/S Series B		14,000	743,449
Novozymes A/S Series B		42,400	1,966,103
William Demant Holding A/S (a)		19,100	1,658,702

TOTAL DENMARK			6,652,300

Finland - 0.4%
Amer Group PLC (A Shares)		30,700	861,536
Huhtamaki Oyj		22,670	800,223
Valmet Corp.		69,200	729,759

TOTAL FINLAND			2,391,518

France - 2.5%
Bollore Group		213,140	1,055,176
Christian Dior SA		7,205	1,419,005
Eurazeo SA		12,800	901,959
Havas SA		179,700	1,559,120
Publicis Groupe SA		14,324	930,277
Sanofi SA		24,301	2,451,384
Total SA		91,800	4,439,341
Wendel SA		8,300	996,222

TOTAL FRANCE			13,752,484

Germany - 1.3%
adidas AG		13,000	1,165,040
Bayer AG		7,400	987,475
Brenntag AG		21,200	1,281,026
CompuGroup Medical AG		20,100	592,359
Fresenius SE & Co. KGaA		15,100	1,109,584
GEA Group AG		20,857	836,339
LEG Immobilien AG		16,515	1,317,560

TOTAL GERMANY			7,289,383

Hong Kong - 0.4%
AIA Group Ltd.		165,400	969,795
Hang Seng Bank Ltd.		12,700	232,992
Lenovo Group Ltd.		100,000	92,914
New World Development Co. Ltd.		166,000	177,057
Power Assets Holdings Ltd.		17,000	169,089
SJM Holdings Ltd.		229,000	190,109
Techtronic Industries Co. Ltd.		70,000	255,897

TOTAL HONG KONG			2,087,853

Ireland - 1.1%
Alkermes PLC (a)		45,400	3,265,168
Cairn Homes PLC (a)		5,000	5,553
DCC PLC (United Kingdom)		13,000	1,043,124
James Hardie Industries PLC CDI		20,454	264,779
Prothena Corp. PLC (a)		3,000	154,530
Ryanair Holdings PLC sponsored ADR		8,482	663,208
United Drug PLC (United Kingdom)		105,417	772,252

TOTAL IRELAND			6,168,614

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,304,398
Playtech Ltd.		109,243	1,441,581

TOTAL ISLE OF MAN			2,745,979

Israel - 0.2%
Sarine Technologies Ltd.		168,900	187,736
Teva Pharmaceutical Industries Ltd. sponsored ADR		15,360	909,158

TOTAL ISRAEL			1,096,894

Italy - 0.2%
Mediolanum SpA		138,200	1,126,870
Mediolanum SpA rights		138,200	8

TOTAL ITALY			1,126,878

Japan - 6.1%
AEON Financial Service Co. Ltd.		46,800	1,169,324
Asahi Group Holdings		17,900	552,147
Asahi Kasei Corp.		55,000	337,515
Bridgestone Corp.		23,000	843,431
Casio Computer Co. Ltd.		17,400	327,805
Dai-ichi Mutual Life Insurance Co.		41,700	721,380
Daikin Industries Ltd.		13,500	867,388
Fuji Heavy Industries Ltd.		26,700	1,032,586
Hitachi Metals Ltd.		88,000	996,675
Hoya Corp.		42,100	1,737,331
Kubota Corp.		62,000	961,091
LIXIL Group Corp.		52,500	1,124,027
Mitsubishi Heavy Industries Ltd.		71,000	357,945
NEC Corp.		438,000	1,351,222
Nihon Kohden Corp.		28,100	547,044
Nihon Parkerizing Co. Ltd.		19,400	172,568
Nintendo Co. Ltd.		6,000	959,200
Nippon Ceramic Co. Ltd.		5,300	77,991
Nippon Shinyaku Co. Ltd.		22,000	860,165
Nitto Denko Corp.		8,900	570,708
NTT DOCOMO, Inc.		35,600	693,327
ORIX Corp.		128,600	1,878,046
Panasonic Corp.		106,200	1,246,018
Rakuten, Inc.		43,600	603,999
ROHM Co. Ltd.		22,900	1,131,984
Shimamura Co. Ltd.		4,600	516,632
SoftBank Corp.		30,400	1,703,249
Stanley Electric Co. Ltd.		17,200	328,530
Sumitomo Mitsui Financial Group, Inc.		40,500	1,615,694
Sumitomo Mitsui Trust Holdings, Inc.		221,000	848,320
T&D Holdings, Inc.		37,900	498,033
Temp Holdings Co., Ltd.		31,900	476,262
THK Co. Ltd.		18,300	344,729
Tokyo Electron Ltd.		13,400	803,717
Toray Industries, Inc.		109,000	950,938
Tosoh Corp.		196,000	995,434
Toyota Motor Corp.		21,400	1,311,059
Tsuruha Holdings, Inc.		7,400	586,258
Yahoo! Japan Corp.		172,900	733,290
Yamaha Motor Co. Ltd.		44,200	991,073

TOTAL JAPAN			33,824,135

Luxembourg - 0.0%
Samsonite International SA		44,100	130,238
Netherlands - 1.1%
LyondellBasell Industries NV Class A		51,000	4,738,410
RELX NV		73,012	1,248,473

TOTAL NETHERLANDS			5,986,883

New Zealand - 0.0%
Chorus Ltd. (a)		7,868	15,158
Singapore - 0.2%
Avago Technologies Ltd.		8,000	985,040
CapitaLand Ltd.		15,200	33,530
Jardine Cycle & Carriage Ltd.		3,100	71,774
Rex International Holdings Ltd. (a)		584,600	62,974
Singapore Exchange Ltd.		11,300	59,454

TOTAL SINGAPORE			1,212,772

South Africa - 0.2%
Naspers Ltd. Class N		7,500	1,098,526
Spain - 0.5%
Amadeus IT Holding SA Class A		30,700	1,308,509
Red Electrica Corporacion SA		13,000	1,146,495

TOTAL SPAIN			2,455,004

Sweden - 2.7%
Elekta AB (B Shares)		181,498	1,403,157
Getinge AB (B Shares)		104,400	2,613,803
H&M Hennes & Mauritz AB (B Shares)		43,233	1,681,541
Hemfosa Fastigheter AB		81,100	880,433
Indutrade AB		22,700	1,084,046
Kungsleden AB		123,395	924,356
Lundbergfoeretagen AB		6,000	305,985
Nordea Bank AB		117,800	1,302,983
Pandox AB (a)		67,200	1,099,608
Sandvik AB		145,900	1,364,469
Svenska Cellulosa AB (SCA) (B Shares)		48,800	1,437,354
Svenska Handelsbanken AB (A Shares)		50,000	679,074

TOTAL SWEDEN			14,776,809

Switzerland - 0.7%
ACE Ltd.		11,000	1,248,940
Credit Suisse Group AG (b)(c)		47,144	1,085,058
Julius Baer Group Ltd.		24,690	1,224,192

TOTAL SWITZERLAND			3,558,190

United Kingdom - 5.2%
Aberdeen Asset Management PLC		195,543	1,045,124
Aldermore Group PLC		171,500	697,446
Ashmore Group PLC (d)		118,100	491,570
Babcock International Group PLC		82,930	1,232,425
Big Yellow Group PLC		90,600	1,047,517
British American Tobacco PLC (United Kingdom)		500	29,705
Bunzl PLC		42,285	1,211,818
Compass Group PLC		78,535	1,350,088
Dechra Pharmaceuticals PLC		48,300	721,883
Diploma PLC		80,200	793,127
Essentra PLC		83,728	1,086,812
Imperial Tobacco Group PLC		23,000	1,240,633
International Personal Finance PLC		243,800	1,390,992
ITV PLC		221,800	863,023
LivaNova PLC (a)		10,992	728,550
Lloyds Banking Group PLC		1,377,200	1,563,139
London Stock Exchange Group PLC		25,045	982,609
Micro Focus International PLC		38,100	737,711
Prudential PLC		70,621	1,649,459
Rolls-Royce Group PLC		92,816	981,484
Schroders PLC		22,236	1,022,543
Senior Engineering Group PLC		209,300	731,786
Shawbrook Group Ltd.		148,213	775,250
St. James's Place Capital PLC		36,920	548,954
Standard Chartered PLC:
(Hong Kong)		16,600	182,470
(United Kingdom)		233,275	2,594,275
Unite Group PLC		103,200	1,057,969
Virgin Money Holdings Uk PLC		71,900	429,842
William Hill PLC		363,649	1,774,344

TOTAL UNITED KINGDOM			28,962,548

United States of America - 30.0%
Adobe Systems, Inc. (a)		110,700	9,814,662
Alaska Air Group, Inc.		21,200	1,616,500
Alnylam Pharmaceuticals, Inc. (a)		1,726	148,350
Alphabet, Inc. Class A (a)		13,900	10,249,724
Amazon.com, Inc. (a)		8,500	5,320,150
American Tower Corp.		35,000	3,578,050
Amgen, Inc.		2,000	316,360
Amphenol Corp. Class A		8,700	471,714
ANSYS, Inc. (a)		12,000	1,143,720
Apple, Inc.		42,000	5,019,000
AutoZone, Inc. (a)		5,700	4,471,137
Black Stone Minerals LP		1,370	18,810
bluebird bio, Inc. (a)		5,100	393,363
Bristol-Myers Squibb Co.		33,900	2,235,705
Capital One Financial Corp.		29,000	2,288,100
Chevron Corp.		46,000	4,180,480
Chimerix, Inc. (a)		4,100	160,638
Cognizant Technology Solutions Corp. Class A (a)		38,000	2,588,180
Constellation Brands, Inc. Class A (sub. vtg.)		7,000	943,600
Costco Wholesale Corp.		9,500	1,502,140
CVS Health Corp.		18,500	1,827,430
Discover Financial Services		44,000	2,473,680
Dyax Corp. (a)		4,000	110,120
Dynegy, Inc. (a)		101,900	1,979,917
E*TRADE Financial Corp. (a)		77,800	2,218,078
Edwards Lifesciences Corp. (a)		1,500	235,725
Electronic Arts, Inc. (a)		17,000	1,225,190
Estee Lauder Companies, Inc. Class A		35,600	2,864,376
Exxon Mobil Corp.		73,000	6,040,020
Facebook, Inc. Class A (a)		52,800	5,384,016
Freeport-McMoRan, Inc.		1,020	12,005
Gibraltar Industries, Inc. (a)		4,000	101,280
Home Depot, Inc.		8,700	1,075,668
Illumina, Inc. (a)		3,662	524,691
Intercept Pharmaceuticals, Inc. (a)		11,000	1,729,200
Isis Pharmaceuticals, Inc. (a)		8,400	404,460
JPMorgan Chase & Co.		61,500	3,951,375
L Brands, Inc.		10,000	959,800
Las Vegas Sands Corp.		39,000	1,930,890
Level 3 Communications, Inc. (a)		29,000	1,477,550
lululemon athletica, Inc. (a)		11,900	585,123
MasterCard, Inc. Class A		53,800	5,325,662
McGraw Hill Financial, Inc.		19,900	1,843,536
Mead Johnson Nutrition Co. Class A		280	22,960
Medivation, Inc. (a)		77,000	3,238,620
Microsoft Corp.		72,000	3,790,080
Monsanto Co.		100	9,322
Moody's Corp.		2,000	192,320
Netflix, Inc. (a)		4,700	509,386
Neurocrine Biosciences, Inc. (a)		51,000	2,503,590
NIKE, Inc. Class B		18,600	2,437,158
Norfolk Southern Corp.		19,000	1,520,570
O'Reilly Automotive, Inc. (a)		8,600	2,375,836
PayPal Holdings, Inc. (a)		112,000	4,033,120
Post Holdings, Inc. (a)		37,200	2,390,844
Prestige Brands Holdings, Inc. (a)		86,500	4,239,365
Priceline Group, Inc. (a)		200	290,848
Proto Labs, Inc. (a)		5,000	324,200
Reynolds American, Inc.		74,000	3,575,680
Salesforce.com, Inc. (a)		16,300	1,266,673
SBA Communications Corp. Class A (a)		3,000	357,060
ServiceMaster Global Holdings, Inc. (a)		25,000	891,250
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,000	187,200
Snap-On, Inc.		11,500	1,907,735
Spirit Airlines, Inc. (a)		31,300	1,161,856
Starbucks Corp.		8,000	500,560
The Cooper Companies, Inc.		16,500	2,513,940
The Walt Disney Co.		13,900	1,580,986
TJX Companies, Inc.		13,000	951,470
Total System Services, Inc.		7,000	367,150
Twitter, Inc. (a)		9,000	256,140
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		10,500	1,826,580
Ultragenyx Pharmaceutical, Inc. (a)		4,900	486,815
Union Pacific Corp.		40,000	3,574,000
UnitedHealth Group, Inc.		28,900	3,403,842
Visa, Inc. Class A		56,000	4,344,480
WageWorks, Inc. (a)		12,800	614,656
Wells Fargo & Co.		49,000	2,652,860
Workday, Inc. Class A (a)		8,000	631,760
Zebra Technologies Corp. Class A (a)		52,000	3,998,800

TOTAL UNITED STATES OF AMERICA			165,669,887

TOTAL COMMON STOCKS
(Cost $296,371,942)			325,106,066

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
American Tower Corp. 5.50%		12,900	1,348,050
Dynegy, Inc. 5.375%		2,500	181,950
			1,530,000
Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC		8,604,043	13,264
TOTAL PREFERRED STOCKS
(Cost $1,553,245)			1,543,264

Investment Companies - 1.3%
United States of America - 1.3%
iShares Barclays TIPS Bond ETF		22,000	2,441,120
iShares Lehman 7-10 Year Treasury Bond ETF (d)		25,800	2,761,116
iShares S&P 100 Index ETF		21,500	1,995,845
TOTAL UNITED STATES OF AMERICA
(Cost $7,183,533)			7,198,081
		Principal Amount(e)	Value

Nonconvertible Bonds - 8.1%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	477,310
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	303,301

TOTAL AUSTRALIA			780,611

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	787,041
4.7201% 7/31/18 (Reg. S)	GBP	600,000	968,794

TOTAL BAILIWICK OF JERSEY			1,755,835

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	420,798
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	253,868
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	175,089	272,267
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	207,155

TOTAL CAYMAN ISLANDS			479,422

France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	373,678
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	354,716
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	589,465
EDF SA 4.625% 9/11/24	EUR	150,000	207,396
HSBC SFH France SA 2% 10/16/23	EUR	800,000	970,692
Iliad SA 4.875% 6/1/16	EUR	500,000	561,749

TOTAL FRANCE			3,057,696

Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,542,158
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	625,140
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	242,806
Volkswagen Leasing GmbH 2.625% 1/15/24 (Reg. S)	EUR	500,000	559,813

TOTAL GERMANY			2,969,917

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	413,413
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	180,707
GE Capital International Funding Co. 0.964% 4/15/16 (f)		284,000	283,944

TOTAL IRELAND			464,651

Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	683,236
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,430
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,144
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	453,021
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	202,793

TOTAL KOREA (SOUTH)			1,081,388

Luxembourg - 0.0%
Actavis Funding SCS 3% 3/12/20		250,000	251,338
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	582,246
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	464,399
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	355,914
5% 10/2/23 (f)		450,000	465,386
Heineken NV 1.4% 10/1/17 (f)		550,000	550,246
LYB International Finance BV 4.875% 3/15/44		500,000	481,097
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	650,162
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	397,558
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	173,157

TOTAL NETHERLANDS			4,120,165

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,243
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,952
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,293

TOTAL SINGAPORE			688,245

Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (g)	EUR	441,000	504,421
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (g)	EUR	300,000	364,997
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	294,750
United Kingdom - 1.1%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	600,829
6.75% 1/16/23 (g)	GBP	300,000	495,643
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,274
Channel Link Enterprises Finance PLC 3.299% 6/30/50 (g)	EUR	950,000	1,036,831
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	188,265
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	198,592
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	426,604
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	649,682
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	618,301
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	472,007
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	424,601
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	113,460
Tesco PLC 5.875% 9/12/16	EUR	100,000	114,713
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	235,190
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	257,965

TOTAL UNITED KINGDOM			6,036,957

United States of America - 3.5%
Altria Group, Inc.:
2.85% 8/9/22		500,000	492,629
9.25% 8/6/19		134,000	165,376
American Express Co. 1.55% 5/22/18		550,000	547,985
American International Group, Inc. 5% 4/26/23	GBP	200,000	346,002
AutoZone, Inc. 3.125% 7/15/23		400,000	394,996
Bank of America Corp. 4.2% 8/26/24		950,000	955,584
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	552,407
4.15% 4/1/45		150,000	141,235
Chevron Corp.:
2.427% 6/24/20		200,000	203,683
3.191% 6/24/23		300,000	306,809
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,266,810
4.5% 1/14/22		150,000	162,283
CME Group, Inc. 3% 3/15/25		300,000	298,415
Comcast Corp. 3.6% 3/1/24		350,000	367,385
General Electric Co.:
4.5% 3/11/44		650,000	676,147
5.25% 12/6/17		550,000	593,723
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	214,375
H.J. Heinz Co. 5.2% 7/15/45 (f)		250,000	263,705
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	351,314
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,229,827
Marsh & McLennan Companies, Inc. 2.35% 9/10/19		900,000	903,083
Medtronic, Inc.:
3.5% 3/15/25		700,000	717,104
4.375% 3/15/35		450,000	466,227
4.625% 3/15/45		450,000	474,120
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	348,353
Morgan Stanley 4.35% 9/8/26		950,000	965,675
NBCUniversal, Inc. 4.375% 4/1/21		500,000	550,082
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	184,419
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	118,521
Prologis LP:
3% 1/18/22	EUR	300,000	352,066
3% 6/2/26	EUR	250,000	286,615
3.375% 2/20/24	EUR	450,000	534,380
Qwest Corp. 6.75% 12/1/21		650,000	698,425
Reynolds American, Inc. 3.25% 11/1/22		200,000	199,057
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,909
2.45% 1/15/17 (f)		400,000	404,719
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	599,425
Walt Disney Co.:
0.45% 12/1/15		350,000	350,060
2.35% 12/1/22		150,000	149,166
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	598,211
Wells Fargo & Co. 3.676% 6/15/16		450,000	458,389
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	153,327

TOTAL UNITED STATES OF AMERICA			19,493,023

TOTAL NONCONVERTIBLE BONDS
(Cost $46,222,715)			44,513,974

Government Obligations - 24.4%
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	330,500
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	5,000,000	3,867,391
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,597,900	2,406,673
France - 1.7%
French Government 0.5% 5/25/25	EUR	8,650,000	9,260,438
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,032,970	1,214,511
2% 1/4/22	EUR	2,800,000	3,453,133
2.5% 7/4/44	EUR	1,900,000	2,736,461
4.75% 7/4/34	EUR	250,000	447,796

TOTAL GERMANY			7,851,901

Italy - 2.9%
Buoni del Tesoro Poliennali:
4.5% 3/1/24	EUR	5,450,000	7,473,386
5.5% 11/1/22	EUR	5,250,000	7,476,026
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	911,176	1,183,308

TOTAL ITALY			16,132,720

Japan - 9.0%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	475,640,000	4,052,209
0.1% 2/15/16	JPY	980,000,000	8,123,678
0.1% 6/15/16	JPY	834,000,000	6,915,765
0.4% 9/20/25	JPY	175,000,000	1,463,825
0.5% 3/20/16	JPY	150,000,000	1,245,397
1.3% 3/20/20	JPY	100,000,000	874,468
1.3% 6/20/20	JPY	331,000,000	2,902,552
1.3% 3/20/21	JPY	802,750,000	7,097,156
1.7% 9/20/32	JPY	1,014,450,000	9,534,334
2% 9/20/40	JPY	781,000,000	7,490,985

TOTAL JAPAN			49,700,369

Netherlands - 0.6%
Dutch Government 2.75% 1/15/47	EUR	2,400,000	3,525,554
Spain - 2.4%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	727,787
2.15% 10/31/25(Reg. S) (f)	EUR	2,350,000	2,694,227
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	7,793,664
5.5% 4/30/21	EUR	1,400,000	1,925,308

TOTAL SPAIN			13,140,986

United Kingdom - 1.3%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,995,060
4% 3/7/22	GBP	1,250,000	2,225,698
5% 3/7/25	GBP	1,375,000	2,704,453
6% 12/7/28	GBP	50,000	112,109

TOTAL UNITED KINGDOM			7,037,320

United States of America - 3.9%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	194,005
2.75% 11/15/42		300,000	290,406
3% 11/15/44		200,000	202,583
3.625% 2/15/44		500,000	571,628
U.S. Treasury Notes:
1.625% 11/15/22		7,350,000	7,218,501
1.75% 5/15/23		2,500,000	2,460,710
2.25% 11/15/24		9,100,000	9,200,009
2.75% 11/15/23		1,500,000	1,583,769

TOTAL UNITED STATES OF AMERICA			21,721,611

TOTAL GOVERNMENT OBLIGATIONS
(Cost $144,670,339)			134,975,463

Asset-Backed Securities - 0.0%
Bavarian Sky SA 0.124% 6/20/20 (g) (Cost $25,339)		19,581	21,531

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.064% 12/20/54 (g) (Cost $70,864)		56,933	62,418

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1044% 4/19/21 (g) (Cost $153,084)		99,504	147,390

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $998,749)		1,000,000	1,013,764

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	200,000	489,391
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (g)		350,000	390,109
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		275,000	310,717
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	800,000	971,327
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	795,244
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,956,788
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.18% (i)		37,315,894	37,315,894
Fidelity Securities Lending Cash Central Fund, 0.19% (i)(j)		758,778	758,778
TOTAL MONEY MARKET FUNDS
(Cost $38,074,672)			38,074,672
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $538,442,357)			555,613,411
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(2,910,964)
NET ASSETS - 100%			$552,702,447

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,085,058 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,293,498 or 1.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Credit Suisse Group AG	10/21/15	$1,117,855

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,408
Fidelity Emerging Markets Debt Central Fund	37,113
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	43,060
Total	$189,615

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$4,668,216	$45,023	$4,421,144	$--	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	--	0.0%
Total	$12,810,718	$92,757	$12,453,939	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,543,422	$37,916,135	$13,627,287	$--
Consumer Staples	18,952,745	15,966,848	2,985,897	--
Energy	15,754,410	11,252,095	4,502,315	--
Financials	62,962,833	45,766,432	17,196,401	--
Health Care	47,071,482	36,532,902	10,538,580	--
Industrials	34,540,306	27,316,477	7,223,829	--
Information Technology	73,511,275	67,967,210	5,544,065	--
Materials	14,162,969	9,061,653	5,101,316	--
Telecommunication Services	4,628,392	2,231,816	2,396,576	--
Utilities	3,521,496	3,308,362	213,134	--
Investment Companies	7,198,081	7,198,081	--	--
Corporate Bonds	44,513,974	--	44,513,974	--
Government Obligations	134,975,463	--	134,975,463	--
Asset-Backed Securities	21,531	--	21,531	--
Collateralized Mortgage Obligations	62,418	--	62,418	--
Commercial Mortgage Securities	147,390	--	147,390	--
Supranational Obligations	1,013,764	--	1,013,764	--
Preferred Securities	2,956,788	--	2,956,788	--
Money Market Funds	38,074,672	38,074,672	--	--
Total Investments in Securities:	$555,613,411	$302,592,683	$253,020,728	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$6,837,502
Level 2 to Level 1	$0

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.9%
AAA,AA,A	18.7%
BBB	9.3%
BB	0.2%
Not Rated	1.1%
Equities	60.4%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $741,978) — See accompanying schedule: Unaffiliated issuers (cost $500,367,685)	$517,538,739
Fidelity Central Funds (cost $38,074,672)	38,074,672
Total Investments (cost $538,442,357)		$555,613,411
Cash		15,618
Foreign currency held at value (cost $265,513)		265,730
Receivable for investments sold		12,146,123
Receivable for fund shares sold		367,541
Dividends receivable		539,276
Interest receivable		1,416,198
Distributions receivable from Fidelity Central Funds		7,768
Prepaid expenses		1,685
Other receivables		33,150
Total assets		570,406,500
Liabilities
Payable for investments purchased
Regular delivery	$14,373,514
Delayed delivery	1,085,058
Payable for fund shares redeemed	888,895
Accrued management fee	322,263
Distribution and service plan fees payable	40,575
Other affiliated payables	111,292
Other payables and accrued expenses	123,678
Collateral on securities loaned, at value	758,778
Total liabilities		17,704,053
Net Assets		$552,702,447
Net Assets consist of:
Paid in capital		$528,218,585
Distributions in excess of net investment income		(5,875,367)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,180,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,178,652
Net Assets		$552,702,447
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,164,573 ÷ 1,867,716 shares)		$22.58
Maximum offering price per share (100/94.25 of $22.58)		$23.96
Class T:
Net Asset Value and redemption price per share ($16,866,768 ÷ 751,540 shares)		$22.44
Maximum offering price per share (100/96.50 of $22.44)		$23.25
Class B:
Net Asset Value and offering price per share ($1,352,206 ÷ 60,363 shares)(a)		$22.40
Class C:
Net Asset Value and offering price per share ($28,504,718 ÷ 1,289,761 shares)(a)		$22.10
Global Balanced:
Net Asset Value, offering price and redemption price per share ($457,765,892 ÷ 20,084,596 shares)		$22.79
Class I:
Net Asset Value, offering price and redemption price per share ($6,048,290 ÷ 266,164 shares)		$22.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$6,315,072
Interest		3,890,393
Income from Fidelity Central Funds		189,615
Income before foreign taxes withheld		10,395,080
Less foreign taxes withheld		(296,996)
Total income		10,098,084
Expenses
Management fee	$4,195,312
Transfer agent fees	1,129,817
Distribution and service plan fees	505,859
Accounting and security lending fees	301,269
Custodian fees and expenses	227,243
Independent trustees' compensation	2,541
Registration fees	91,394
Audit	82,293
Legal	1,983
Miscellaneous	30,242
Total expenses before reductions	6,567,953
Expense reductions	(87,451)	6,480,502
Net investment income (loss)		3,617,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,231,596
Fidelity Central Funds	(279,659)
Foreign currency transactions	(317,672)
Capital gain distributions from Fidelity Central Funds	20,365
Total net realized gain (loss)		6,654,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,089,036)
Assets and liabilities in foreign currencies	91,557
Total change in net unrealized appreciation (depreciation)		(17,997,479)
Net gain (loss)		(11,342,849)
Net increase (decrease) in net assets resulting from operations		$(7,725,267)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,617,582	$5,319,518
Net realized gain (loss)	6,654,630	45,596,544
Change in net unrealized appreciation (depreciation)	(17,997,479)	(33,150,825)
Net increase (decrease) in net assets resulting from operations	(7,725,267)	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(52,070,060)	72,348,120
Redemption fees	9,666	10,838
Total increase (decrease) in net assets	(105,273,855)	37,438,058
Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including distributions in excess of net investment income of $5,875,367 and undistributed net investment income of $1,461,867, respectively)	$552,702,447	$657,976,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	(.45)	.49	3.13	1.41	.22
Total from investment operations	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateH	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	(.46)	.49	3.12	1.41	.22
Total from investment operations	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	(.46)	.49	3.11	1.41	.23
Total from investment operations	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	(.04)	–	(.04)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	(.46)	.49	3.08	1.41	.22
Total from investment operations	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	(.47)	.50	3.14	1.44	.22
Total from investment operations	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	(.47)	.49	3.14	1.43	.21
Total from investment operations	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateG	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$41,011,978
Gross unrealized depreciation	(26,055,850)
Net unrealized appreciation (depreciation) on securities	$14,956,128
Tax Cost	$540,657,283

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$15,555,680
Net unrealized appreciation (depreciation) on securities and other investments	$14,968,626

The fund intends to elect to defer to its next fiscal year $6,040,270 of ordinary losses recognized during the period January 1, 2015 to October 31, 2015.

The tax character of distributions paid was as follows:

	October 31, 2015	October 31, 2014
Ordinary Income	$13,870,965	$ 21,456,954
Long-term Capital Gains	31,617,229	31,229,183
Total	$45,488,194	$ 52,686,137

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $755,225,062 and $859,219,115, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,102	$4,120
Class T	.25%	.25%	87,262	821
Class B	.75%	.25%	16,432	12,354
Class C	.75%	.25%	292,063	64,994
			$505,859	$82,289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20,973
Class T	5,016
Class BA	876
Class CA	5,611
$32,476

AWhen Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$94,636.22
Class T	41,658.24
Class B	4,031.25
Class C	79,753.27
Global Balanced	897,767.18
Class I	11,972.19
	$ 1,129,817

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,644 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,113.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,060. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,522 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,364 and a portion of class-level operating expenses as follows:

Amount
Class A	$938
Class T	368
Class B	49
Class C	477
Global Balanced	13,626
Class I	107
$15,565

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
From net investment income
Class A	$21,068	$152,819
Class T	–	11,268
Global Balanced	1,632,478	3,316,756
Class I	18,583	22,894
Total	$1,672,129	$3,503,737
From net realized gain
Class A	$3,250,151	$3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Class I	426,152	283,096
Total	$43,816,065	$49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2015	2014	2015	2014
Class A
Shares sold	342,368	636,858	$7,938,746	$15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(521,026)	(343,862)	(12,017,082)	(8,612,014)
Net increase (decrease)	(40,625)	419,864	$(954,642)	$10,346,556
Class T
Shares sold	115,195	243,034	$2,671,230	$6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(136,517)	(131,285)	(3,134,575)	(3,273,584)
Net increase (decrease)	31,250	157,636	$722,674	$3,882,215
Class B
Shares sold	1,702	9,864	$39,359	$248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(29,264)	(23,467)	(670,876)	(580,083)
Net increase (decrease)	(22,546)	(6,728)	$(518,096)	$(167,506)
Class C
Shares sold	290,996	684,092	$6,638,000	$16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(311,709)	(340,818)	(7,093,083)	(8,322,676)
Net increase (decrease)	56,257	418,408	$1,262,888	$10,381,685
Global Balanced
Shares sold	2,245,199	5,401,197	$52,274,696	$136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(6,083,367)	(5,392,045)	(141,655,708)	(135,719,200)
Net increase (decrease)	(2,226,001)	1,828,115	$(52,639,726)	$44,311,458
Class I
Shares sold	195,822	174,398	$4,546,299	$4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(208,476)	(42,801)	(4,837,091)	(1,072,645)
Net increase (decrease)	2,640	142,654	$56,842	$3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity® Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.27%
Actual		$1,000.00	$970.30	$6.31
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class T	1.55%
Actual		$1,000.00	$968.50	$7.69
Hypothetical-C		$1,000.00	$1,017.39	$7.88
Class B	2.06%
Actual		$1,000.00	$966.40	$10.21
Hypothetical-C		$1,000.00	$1,014.82	$10.46
Class C	2.09%
Actual		$1,000.00	$966.30	$10.36
Hypothetical-C		$1,000.00	$1,014.67	$10.61
Global Balanced	.98%
Actual		$1,000.00	$971.40	$4.87
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.99%
Actual		$1,000.00	$971.40	$4.92
Hypothetical-C		$1,000.00	$1,020.21	$5.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gain
Fidelity Global Balanced Fund	12/14/15	12/11/15	$0.653

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2015 $16,757,964 or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Global Balanced Fund designates 11% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Global Balanced Fund designates 42% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 2.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher,and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class T, Class B, Class C, and Class I was above median primarily due to higher transfer agent fees as a result of smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of the fund's small size and its global focus, which results in higher pricing and bookkeeping and custodian fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Denotes trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GBL-ANN-1215
1.536134.111

Item 2.

Code of Ethics

As of the end of the period, October 31, 2015, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the “Fund”):

Services Billed by PwC

October 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$72,000	$-	$8,600	$1,800

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$70,000	$-	$5,700	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2015A	October 31, 2014A
Audit-Related Fees	$3,465,000	$4,430,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2015 A	October 31, 2014 A
PwC	$4,775,000	$5,650,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2015